-------------------------------------------------------------------------------
Description of the art work on the front cover of the report
Three thin vertical red lines on the right side of the page.
-------------------------------------------------------------------------------

ANNUAL
REPORT

DECEMBER 31, 1995






THE WRIGHT
MANAGED
INCOME TRUST



THE WRIGHT MANAGED
INVESTMENT FUNDS

                               THE WRIGHT MANAGED
                                INVESTMENT FUNDS
===============================================================================



WRIGHT "TRUE BLUE CHIP" INVESTMENT FUNDS INCLUDE A DIVERSIFIED COLLECTION OF PROFESSIONALLY MANAGED FIXED INCOME VEHICLES INTENDED FOR INVESTMENT PORTFOLIO USE. THEY CAN BE USED SINGLY OR IN COMBINATION TO ACHIEVE VIRTUALLY ANY OBJECTIVE. FURTHER, AS THEY ARE ALL "NO-LOAD" FUNDS (NO COMMISSIONS OR SALES CHARGES), STRATEGIES CAN BE ALTERED WITHOUT INCURRING ANY SALES CHARGES, AS DESIRED TO ADJUST TO CHANGING MARKET CONDITIONS OR CHANGING REQUIREMENTS.



                            FIVE FIXED-INCOME FUNDS

THERE ARE FIVE FIXED-INCOME PORTFOLIOS OF BONDS AND OTHER DEBT SECURITIES, EACH OF WHICH HAS A DIFFERENT INVESTMENT OBJECTIVE AND DIFFERENT INVESTMENT POLICIES. INVESTORS MAY SELECT ANY OF THE PORTFOLIOS OR MAY SPREAD THEIR INVESTMENTS AMONG MORE THAN ONE.

WRIGHT U.S. TREASURY FUND (WUSTB) is invested in U.S. Treasury bills, notes and bonds, which are guaranteed as to principal and interest by the full faith and credit of the U.S. Government, and which are not expected to be taxable by certain state or municipal governments. Maturities are relatively long. Dividends are accrued daily and paid monthly.


WRIGHT U.S. TREASURY NEAR TERM FUND (WNTB), like WUSTB, is a diversified portfolio concentrating on bonds and other obligations of the U.S. Government, which are guaranteed as to principal and interest by the full faith and credit of the U.S. Government. The average weighted maturity varies from one to five years. This portfolio is designed to appeal to the investor seeking a high level of income that is normally somewhat less variable and normally somewhat higher than that available from short-term money market instruments and who is also tolerant of modest fluctuation in capital (i.e. compared with somewhat greater fluctuation likely with longer term fixed income securities). Dividends are accrued daily and paid monthly.

WRIGHT TOTAL RETURN BOND FUND (WTRB) is a diversified portfolio of quality corporate bonds and other debt securities of varying maturities which, in the Adviser's opinion, will achieve the portfolio objective of best total return, i.e. the best total of ordinary income plus capital appreciation. Accordingly, investment selections and maturities may differ depending on the particular phase of the interest rate cycle. Dividends are accrued daily and paid monthly.

WRIGHT INSURED TAX-FREE BOND FUND (WTFB) is a diversified portfolio invested in high-grade municipal bonds and other intermediate or long-term debt securities that provide current interest income which is exempt from Federal income taxes. The portfolio limits its investments to obligations exempt from Federal income tax which at the time of purchase are insured as to principal and interest. The portfolio will have an average weighted maturity that produces the best compromise between generous return and stability of principal. Dividends are accrued daily and paid monthly.

WRIGHT CURRENT INCOME FUND (WCIF) may be invested in a variety of securities and may use a number of strategies to produce a high level of income with reasonable stability of principal. Currently, this portfolio is primarily invested in mortgage Participation Certificates issued by the Government National Mortgage Association (GNMA). GNMA guarantees that the fund will receive timely principal and interest payments. The Fund reinvests all principal payments. Dividends are accrued daily and paid monthly.




                               TABLE OF CONTENTS
===============================================================================



     INVESTMENT
     OBJECTIVES.....................Inside Front Cover


     LETTER TO
     SHAREHOLDERS................................... 1


     WRIGHT MANAGED INCOME FUNDS --
       Dividend Distributions....................... 5


     WRIGHT U.S. TREASURY
     FUND (WUSTB) --
       Portfolio of Investments..................... 7
       Financial Statements......................... 8


     WRIGHT U.S. TREASURY
     NEAR TERM FUND (WNTB) --
       Portfolio of Investments.................... 11
       Financial Statements.........................12


     WRIGHT TOTAL RETURN
     BOND FUND (WTRB) --
       Portfolio of Investments.....................15
       Financial Statements.........................18


     WRIGHT INSURED TAX FREE
     BOND FUND (WTFB) --
       Portfolio of Investments.....................21
       Financial Statements.........................24


     WRIGHT CURRENT
     INCOME FUND (WCIF) --
       Portfolio of Investments.....................27
       Financial Statements.........................32

                       REPORT TO SHAREHOLDERS
===============================================================================

WRIGHT U.S. TREASURY FUND

The Wright U.S. Treasury Fund (WUSTB) earned a 7.4% total investment return in the fourth quarter of 1995, double the 3.6% return reported for the Lipper Fixed-Income Fund average. For all of 1995, the WUSTB had a total investment return of 28.2%. Over the past ten years, it has averaged a 10.2% annual rate of return, comparing favorably with the 8.1% annual rate of return in the Lipper Bond Fund average.

As its name suggests, the U.S. Treasury Fund holds U.S. Treasury securities exclusively. At the end of 1995, average yield to maturity was 6.2%, down from 6.8% on September 30. Currently, Fund holdings have an average maturity of 18.9 years and an average duration of 10.1 years, down slightly from 19.2 years and
10.2 years, respectively, at September 30. Treasury yields in the 20-year maturity range declined about 60 basis points over the course of the fourth quarter of 1995.

Wright believes that a resolution of the budget impasse in Washington and additional Fed easing would clear the way for a further reduction in long-term interest rates, although of a smaller magnitude than the decline seen in 1995. With inflation not expected to exceed 3% any time soon and further Federal Reserve easing likely early in 1996, long-term bond yields could decline another 25-50 basis points over the course of 1996, in Wright's view.


WRIGHT TOTAL RETURN BOND FUND

After a temporary bout of weakness in the third quarter, the bull market in bonds resumed in the final period of 1995, with yields on 10-year U.S. Treasury bonds declining 60 basis points to 26-month lows. Declining interest rates propelled the Wright Total Return Bond Fund (WTRB) to an investment return of 5.7% for the fourth quarter, one-to-two percentage points above the Lehman Government/Corporate Bond average (4.7%) and the Lipper Fixed-Income Fund average (3.6%).

The strong fourth quarter brought the return on the WTRB for all of 1995 to 22.0%, well above the 15.2% return for the Lipper Fixed-Income Fund average. For the five years through December 1995, the WTRB Fund's 9.4% average compound annual rate of total investment return is nominally ahead of the Lipper Fund average return. Since it began in July 1983, the Wright Total Return Bond Fund has averaged a 10.5% annual rate of total investment return, more than one percentage point ahead of the 9.2% return for the average Lipper Bond Fund over the same period.

At the end of 1995, WTRB Fund's holdings consisted of 49% U.S. Treasury securities, 12% U.S. government agencies and 39% high-quality corporate bonds. The Fund's average maturity was moved up to 11.4 years over the fourth quarter from 9.9 years at the end of the third quarter, while duration climbed to 7.5 years from 6.8 years. At December 31, 1995, WTRB's average yield to maurity was 6.0%, versus 6.5% three months earlier.

WRIGHT U.S. TREASURY NEAR TERM FUND

Yields on Treasury securities in the two-to-three year maturity range declined nearly 70 basis points during the fourth quarter of 1995. The Wright U.S. Treasury Near Term Fund (WNTB), with an average maturity of 2.5 years at the end of 1995 (down from 2.8 years three months earlier), saw its average yield to maturity decline to 5.3% from 5.9%. The WNTB Fund earned a total return of 2.6% in the final quarter of the year, bringing its full-year return to 11.9%. Since inception in 1983, it has averaged an 8.5% annual rate of total return. At the end of the fourth quarter, 75% of WNTB's holdings were U.S. Treasury securities and 25% were government agency issues.

Wright believes that the Federal Reserve, having reduced interest rates twice during 1995, will continue to ease monetary policy in early 1996, resulting in further declines in short-term interest rates. While returns on near-term bonds are likely to exceed those on Treasury bills in the year ahead, they are not likely to match those earned in 1995.


WRIGHT CURRENT INCOME FUND

Mortgage rates declined over 50 basis points during the fourth quarter of 1995 and over 200 basis points for the full year. As a result of these declines, the Wright Current Income Fund (WCIF) had total returns of 3.4% in the final quarter of 1995 (versus 3.6% estimated for the Morningstar Government Mortgage Fund average) and 17.5% for all of 1995 (15.7% for the Morningstar average).

The Wright Current Income Fund, which pays its dividend monthly, had a current yield of 6.5% at the end of 1995, down from 6.6% at September 30. With inflation not likely to get much above 3% in the near future, the Fund's yield, along with its stability, are attractive for income-oriented investors, in Wright's view. WCIF holds only mortgage-backed securities (Ginnie Maes) backed by the full faith and credit of the U.S. government; it does not hold any derivative securities.


WRIGHT INSURED TAX FREE BOND FUND

The Wright Insured Tax Free Bond Fund (WTFB) holds AAA-insured tax-exempt municipal securities. For the three months through December 1995, WTFB had a total return of 2.1%, compared with a 4.2% return estimated for the average insured tax free bond fund. For all of 1995, WTFB's 11.6% return compares with 15.1% for the average tax exempt fund. WTFB's average annual rate of return since inception in April 1985 is 7.2%, as compared with 8.4% for the average insured tax free bond fund over the same period. At December 31, the average yield to maturity of WTFB holdings was 4.9%, versus 5.4% three months earlier; the average maturity of Fund holdings was 8.4 years, little changed for the quarter.

     It should be understood that performance data quoted herein represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                     Sincerely,




                                                     Peter M. Donovan
                                                     President

February 1996

         WRIGHT MANAGED INCOME TRUST - BOND FUNDS

         WRIGHT U.S. TREASURY FUND
         Growth of $10,000 invested 12/31/85 through 12/31/95

                                                             Annual Total Return
                                                     ------------------------------------------
                                                     Lst 1 Yr       Lst 5 Yrs      Lst 10 Yrs
         Wright U.S. Treasury Fund                    +28.2%         +11.3%         +10.2%
         Lehman Gov't/Corp Index                      +19.2%          +9.8%          +9.6%
         Lipper Fixed Income Funds                    +15.2%          +9.3%          +8.1%

         The cumulative total return of a U.S. $10,000 investment in the WRIGHT U.S. TREASURY FUND on 12/31/85 would have grown to $26,448 by December 31, 1995.

         The following plotting points are used for comparison in the total investment return mountain chart.

                 Date        Wright U.S.   Lehman Gov't/Co    Lipper Fixed
                            Treasury Fund      Index          Income Funds
         --------------------------------------------------------------------
               12/31/85        $10,000        $10,000          $10,000
               12/31/86        $11,991        $11,562          $11,270
               12/31/87        $11,636        $11,827          $11,413
               12/31/88        $12,520        $12,723          $12,316
               12/31/89        $14,557        $14,535          $13,476
               12/31/90        $15,478        $15,739          $14,050
               12/31/91        $18,196        $18,276          $16,603
               12/31/92        $19,482        $19,662          $17,910
               12/31/93        $22,580        $21,831          $19,642
               12/31/94        $20,633        $21,065          $18,998
               12/31/95        $26,448        $25,119          $21,889

         WRIGHT MANAGED INCOME TRUST - BOND FUNDS

         WRIGHT U.S.  TREASURY NEAR TERM FUND
         Growth of $10,000 invested 12/31/85 through 12/31/95

                                                                Annual Total Return
                                                    -------------------------------------------
                                                     Lst 1 Yr       Lst 5 Yrs      Lst 10 Yrs
         Wright U.S. Treasury Near Term Fund          +11.9%         +7.1%          +7.6%
         Lehman Gov't/Corp Index                      +19.2%         +9.8%          +9.6%
         Morningstar Gov't (1-5 Yrs) Funds           e+11.4%        e+6.7%         e+7.4%

         The cumulative total return of a U.S. $10,000 investment in the WRIGHT U.S. TREASURY NEAR TERM FUND on 12/31/85
          would have grown to $20,724 by December 31, 1995.

         The following plotting points are used for comparison in the total investment return mountain chart.

              Date           Wright U.S.      Lehman Gov't/Corp  Morningstar Gov't
                          Treasury Near Term        Index          (1-5 Yrs) Funds
        ----------------------------------------------------------------------------
               12/31/85        $10,000          $10,000           $10,000
               12/31/86        $11,312          $11,562           $11,221
               12/31/87        $11,576          $11,827           $11,549
               12/31/88        $12,242          $12,723           $12,314
               12/31/89        $13,609          $14,535           $13,644
               12/31/90        $14,730          $15,739           $14,818
               12/31/91        $16,656          $18,276           $16,760
               12/31/92        $17,698          $19,662           $17,692
               12/31/93        $19,106          $21,831           $18,774
               12/31/94        $18,515          $21,065           $18,390
               12/31/95        $20,724          $25,119           $20,484

         WRIGHT MANAGED INCOME TRUST - BOND FUNDS


         WRIGHT TOTAL RETURN BOND FUND
         Growth of $10,000 invested 12/31/85 through 12/31/95

                                                                Annual Total Return
                                                     ------------------------------------------
                                                     Lst 1 Yr       Lst 5 Yrs      Lst 10 Yrs
         Wright Total Return Bond Fund                +22.0%         +9.4%          +8.9%
         Lehman Gov't/Corp Index                      +19.2%         +9.8%          +9.6%
         Lipper Fixed Income Funds                    +15.2%         +9.3%          +8.1%

         The cumulative total return of a U.S. $10,000 investment in the WRIGHT TOTAL RETURN BOND FUND on 12/31/85 would have grown to $23,424 by December 31, 1995.

         The following plotting points are used for comparison in the total investment return mountain chart.

               Date     Wright Total Return   Lehman Gov't/Co   Lipper Fixed
                               Bond Fund         Index          Income Funds
         --------------------------------------------------------------------
               12/31/85        $10,000          $10,000          $10,000
               12/31/86        $12,054          $11,562          $11,270
               12/31/87        $11,676          $11,827          $11,413
               12/31/88        $12,522          $12,723          $12,316
               12/31/89        $14,223          $14,535          $13,476
               12/31/90        $14,976          $15,739          $14,050
               12/31/91        $17,279          $18,276          $16,603
               12/31/92        $18,510          $19,662          $17,910
               12/31/93        $20,551          $21,831          $19,642
               12/31/94        $19,205          $21,065          $18,998
               12/31/95        $23,424          $25,119          $21,889

         WRIGHT MANAGED INCOME TRUST - BOND FUNDS

         WRIGHT TAX-FREE BOND FUND
         Growth of $10,000 invested 12/31/85 through 12/31/95

                                                               Annual Total Return
                                                     ------------------------------------------
                                                     Lst 1 Yr       Lst 5 Yrs      Lst 10 Yrs
         Wright Tax-Free Bond Fund                    +11.6%         +7.0%          +7.1%
         Lehman Gov't/Corp Index                      +19.2%         +9.8%          +9.6%
         Lehman Municipal Bond index                  +17.5%         +8.6%          +9.2%

         The cumulative total return of a U.S. $10,000 investment in the WRIGHT TAX-FREE BOND FUND on 12/31/85 would have grown to $19,871 by December 31, 1995.

         The following plotting points are used for comparison in the total investment return mountain chart.

               Date        Wright Tax-Free Lehman Gov't/Corp   Lehman Municipal
                              Bond Fund        Index             Bond index
          ---------------------------------------------------------------------
               12/31/85        $10,000        $10,000           $10,000
               12/31/86        $11,467        $11,562           $11,932
               12/31/87        $11,726        $11,827           $12,111
               12/31/88        $12,479        $12,723           $13,341
               12/31/89        $13,366        $14,535           $14,779
               12/31/90        $14,158        $15,739           $15,990
               12/31/91        $15,646        $18,276           $17,784
               12/31/92        $16,884        $19,662           $19,351
               12/31/93        $18,554        $21,831           $21,729
               12/31/94        $17,799        $21,065           $20,606
               12/31/95        $19,871        $25,119           $24,202

         WRIGHT MANAGED INCOME TRUST - BOND FUNDS

         WRIGHT CURRENT INCOME FUND
         Growth of $10,000 invested 4/30/87* through 12/31/95

                                                                Annual Total Return
                                                    ---------------------------------------------
                                                     Lst 1 Yr       Lst 5 Yrs      Since Incept*
         Wright Current Income Fund                   +17.5%         +8.3%          +9.0%
         Lehman Gov't/Corp Index                      +19.2%         +9.8%          +9.5%
         Lehman Mtg-Backed index                      +16.8%         +8.7%          +9.6%

         The cumulative total return of a U.S. $10,000 investment in the WRIGHT CURRENT INCOME BOND FUND on 4/30/87 would have grown to $21,162 by December 31, 1995.

         The following plotting points are used for comparison in the total investment return mountain chart.

               Date         Wright Current Lehman Gov't/Corp  Lehman Mtg-Backed
                             Income Fund    Index               Index
         -----------------------------------------------------------------------

               04/30/87        $10,000        $10,000           $10,000
               12/31/87        $10,416        $10,356           $10,500
               12/31/88        $11,323        $11,141           $11,416
               12/31/89        $12,925        $12,728           $13,169
               12/31/90        $14,198        $13,782           $14,581
               12/31/91        $16,372        $16,004           $16,873
               12/31/92        $17,475        $17,217           $18,048
               12/31/93        $18,626        $19,117           $19,283
               12/31/94        $18,016        $18,446           $18,972
               12/31/95        $21,162        $21,996           $22,160

     NOTES: *: For comparison with other averages, the investment results are shown from the first month-end since the Fund's inception. The investment results of Wright Fixed Income Funds, Lipper's average of 1520 Fixed Income Funds and Morningstar's average of 111 Government General Funds with average maturities of 1 to 5 years are net of all fees and expenses charged to the Funds. No fees or expenses have been deducted from the Lehman Bond Indices. The Total Investment Return is the % return of an initial $10,000 investment made at the beginning of the period to the ending redeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.





                 N.A.V.     Distri-     Distri-                                 12 Month    5 Year       10 Year     Cum.
  Period          Per      bution      bution       Shares                     Invstmnt   Invstmnt     Invstmnt   Invstmnt
  Ending         Share     $  P/S     in Shares      Owned         Value        Return     Return       Return     Return
                                                                                        (Annualized) (Annualized)(Annualized)
----------------------------------------------------------------------------------------------------------------------------
  THE INCOME TRUST -- WRIGHT U.S. TREASURY FUND (WUSTB)
------------------------------------------------------
 7/25/83       $10.00                               100.000    $1,000.00
   12/94        12.25                               246.633     3,021.26        -8.66%       7.22%      10.05%      10.15%
    1/95        12.47    $0.078287     0.006278     248.277     3,096.01        -8.47%       8.45%      10.01%      10.31%
    2/95        12.75     0.068402     0.005335     249.601     3,182.41        -1.72%       9.16%      10.67%      10.50%
    3/95        12.75     0.076666     0.006013     251.102     3,201.55         3.28%       9.35%      10.51%      10.47%
    4/95        12.89     0.072035     0.005588     252.505     3,254.79         6.83%      10.22%      10.44%      10.55%
    5/95        13.77     0.074356     0.005400     253.869     3,495.77        15.41%      10.86%      10.51%      11.14%
    6/95        13.85     0.072657     0.005246     255.200     3,534.53        17.86%      10.63%      10.52%      11.16%
    7/95        13.56     0.074606     0.005502     256.605     3,479.56        12.50%      10.08%      10.48%      10.93%
    8/95        13.75     0.074154     0.005393     257.988     3,547.34        15.54%      11.43%      10.42%      11.03%
    9/95        13.91     0.071874     0.005167     259.321     3,607.16        21.17%      11.52%      10.59%      11.10%
   10/95        14.20     0.073676     0.005188     260.667     3,701.47        25.00%      11.62%      10.57%      11.26%
   11/95        14.44     0.073766     0.005108     261.999     3,783.26        27.20%      11.24%      10.44%      11.38%
   12/95        14.71     0.067219     0.004566     263.195     3,871.60        28.18%      11.31%      10.21%      11.51%
                         ---------
   Total                 $0.877698

  THE INCOME TRUST -- WRIGHT U.S. TREASURY NEAR TERM FUND (WNTB)
---------------------------------------------------------------
 7/25/83       $10.00                               100.000    $1,000.00
   12/94         9.92                               249.659     2,476.61        -3.10%       6.35%       7.88%       8.25%
    1/95        10.00    $0.051672     0.005167     250.975     2,509.75        -2.82%       6.80%       7.87%       8.31%
    2/95        10.11     0.048232     0.004771     252.172     2,549.46         0.50%       7.08%       8.14%       8.40%
    3/95        10.11     0.051589     0.005103     253.459     2,562.47         2.93%       7.18%       8.06%       8.39%
    4/95        10.16     0.051314     0.005051     254.739     2,588.15         4.89%       7.45%       8.08%       8.42%
    5/95        10.36     0.052921     0.005108     256.041     2,652.58         7.61%       7.54%       8.03%       8.58%
    6/95        10.37     0.052615     0.005074     257.340     2,668.61         8.17%       7.43%       8.00%       8.57%
    7/95        10.32     0.053425     0.005177     258.672     2,669.49         6.95%       7.15%       8.03%       8.51%
    8/95        10.34     0.052851     0.005111     259.994     2,688.34         7.52%       7.38%       7.93%       8.52%
    9/95        10.34     0.052174     0.005046     261.306     2,701.90         8.72%       7.32%       7.96%       8.50%
   10/95        10.38     0.053507     0.005155     262.653     2,726.34         9.62%       7.27%       7.88%       8.52%
   11/95        10.43     0.051860     0.004972     263.959     2,753.09        11.39%       7.17%       7.76%       8.55%
   12/95        10.45     0.053142     0.005085     265.301     2,772.40        11.93%       7.07%       7.56%       8.55%
                         ---------
   Total                 $0.625302

  THE INCOME TRUST -- WRIGHT TOTAL RETURN BOND FUND (WTRB)
---------------------------------------------------------
 7/25/83       $10.00                               100.000    $1,000.00
   12/94        11.43                               249.141     2,847.68        -6.57%       6.19%       9.33%       9.58%
    1/95        11.59     0.062608     0.005402     250.518     2,903.50        -6.13%       7.19%       9.18%       9.69%
    2/95        11.83     0.061940     0.005236     251.829     2,979.14        -0.74%       7.78%       9.86%       9.87%
    3/95        11.86     0.064429     0.005432     253.197     3,002.92         3.45%       8.01%       9.73%       9.87%
    4/95        11.97     0.062814     0.005248     254.526     3,046.68         6.35%       8.74%       9.62%       9.93%
    5/95        12.54     0.062217     0.004961     255.789     3,207.59        12.22%       9.03%       9.42%      10.34%
    6/95        12.58     0.062061     0.004933     257.051     3,233.70        13.60%       8.78%       9.39%      10.34%
    7/95        12.41     0.062429     0.005031     258.344     3,206.05        10.56%       8.36%       9.46%      10.18%
    8/95        12.52     0.063063     0.005037     259.645     3,250.76        11.99%       9.34%       9.32%      10.23%
    9/95        12.60     0.062361     0.004949     260.930     3,287.72        15.10%       9.44%       9.44%      10.26%
   10/95        12.75     0.062736     0.004920     262.214     3,343.23        17.44%       9.48%       9.31%      10.34%
   11/95        12.95     0.062342     0.004814     263.477     3,412.02        20.36%       9.35%       9.16%      10.45%
   12/95        13.12     0.064282     0.004900     264.767     3,473.75        21.97%       9.36%       8.88%      10.53%
                         ---------
   Total                 $0.753282

  THE INCOME TRUST -- WRIGHT INSURED TAX-FREE BOND FUND (WTFB)
-------------------------------------------------------------
  4/9/85       $10.00                               100.000    $1,000.00
   12/94        11.02                               170.912     1,883.45        -4.08%       5.89%         --        6.72%
    1/95        11.11    $0.045820     0.004124     171.635     1,906.86        -3.95%       6.42%         --        6.80%
    2/95        11.31     0.046146     0.004080     172.335     1,949.11         0.25%       6.63%         --        6.98%
    3/95        11.37     0.044421     0.003907     173.008     1,967.10         4.36%       6.88%         --        7.02%
    4/95        11.36     0.043871     0.003862     173.676     1,972.96         4.70%       7.11%         --        6.99%
    5/95        11.55     0.044598     0.003861     174.347     2,013.71         6.42%       7.08%       7.09%       7.15%
    6/95        11.49     0.043654     0.003799     175.009     2,010.86         6.46%       6.84%       7.08%       7.07%
    7/95        11.56     0.044448     0.003845     175.682     2,030.89         5.79%       6.75%       7.20%       7.11%
    8/95        11.63     0.043816     0.003767     176.344     2,050.88         6.60%       7.51%       7.35%       7.16%
    9/95        11.63     0.044969     0.003867     177.026     2,058.81         8.07%       7.56%       7.62%       7.14%
   10/95        11.70     0.043682     0.003734     177.687     2,078.94        10.12%       7.46%       7.46%       7.18%
   11/95        11.76     0.043086     0.003664     178.338     2,097.26        12.83%       7.08%       7.26%       7.21%
   12/95        11.75     0.042000     0.003575     178.976     2,102.96        11.64%       7.01%       7.11%       7.18%
                         ---------
   Total                 $0.530511

  THE INCOME TRUST -- WRIGHT CURRENT INCOME FUND (WCIF)
------------------------------------------------------
 4/14/87       $10.00                               100.000    $1,000.00
   12/94         9.71                               185.309     1,799.35        -3.30%       6.86%         --        7.91%
    1/95         9.87    $0.059081     0.005986     186.466     1,840.42        -1.97%       7.54%         --        8.13%
    2/95        10.08     0.059476     0.005900     187.566     1,890.67         1.68%       8.01%         --        8.42%
    3/95        10.06     0.058751     0.005840     188.662     1,897.94         5.38%       8.06%         --        8.38%
    4/95        10.15     0.058044     0.005719     189.741     1,925.87         7.82%       8.64%         --        8.49%
    5/95        10.45     0.056515     0.005408     190.767     1,993.51        11.54%       8.70%         --        8.86%
    6/95        10.45     0.056713     0.005427     191.802     2,004.33        12.75%       8.46%         --        8.84%
    7/95        10.39     0.057078     0.005494     192.856     2,003.77        10.29%       8.13%         --        8.74%
    8/95        10.45     0.057155     0.005469     193.910     2,026.36        11.45%       8.57%         --        8.79%
    9/95        10.49     0.057370     0.005469     194.971     2,045.25        14.44%       8.61%         --        8.82%
   10/95        10.51     0.057266     0.005449     196.033     2,060.31        15.77%       8.57%         --        8.82%
   11/95        10.59     0.056816     0.005365     197.085     2,087.13        17.52%       8.37%         --        8.90%
   12/95        10.67     0.056552     0.005300     198.130     2,114.04        17.46%       8.31%         --        8.97%
                         ---------
   Total                 $0.690817




                                                   WRIGHT U.S. TREASURY FUND (WUSTB)
                                                       PORTFOLIO OF INVESTMENTS
                                                           DECEMBER 31, 1995
===================================================================================================================================

Face                                                    Coupon     Maturity      Market                   Current  Yield To
Amount            Description                            Rate        Date         Price        Value      Yield(1)   Maturity(1)
----------------------------------------------------------------------------------------------------------------------------------
$   1,500,000     U. S. Treasury Notes                   8.500%    02/15/20     $130.656  $ 1,959,840      6.51%     6.06%

      600,000     U. S. Treasury Bonds                  11.625%    11/15/04      141.531      849,186      8.21%     5.61%
    1,000,000     U. S. Treasury Bonds                  10.000%    05/15/10      130.406    1,304,060      7.67%     6.66%
    1,300,000     U. S. Treasury Bonds                  14.000%    11/15/11      165.859    2,156,167      8.44%     7.04%
    1,000,000     U. S. Treasury Bonds                  11.250%    02/15/15      160.078    1,600,780      7.03%     5.95%
    2,000,000     U. S. Treasury Bonds                   7.250%    05/15/16      114.187    2,283,740      6.35%     6.04%
    1,400,000     U. S. Treasury Bonds                   7.500%    11/15/16      117.250    1,641,500      6.40%     6.03%
    1,500,000     U. S. Treasury Bonds                   8.125%    08/15/19      125.734    1,886,010      6.46%     6.06%
      550,000     U. S. Treasury Bonds                   7.875%    02/15/21      123.141      677,276      6.40%     6.08%
      500,000     U. S. Treasury Bonds                   6.500%    08/15/05      106.531      532,655      6.10%     5.61%
                                                                                         -----------

Total Investments (identified cost, $12,564,565) -- 98.3%                                 $14,891,214      6.84%     6.13%
                                                                                                          =======   =======


Other Assets, less Liabilities -- 1.7%                                                        265,030
                                                                                         -----------


Net Assets -- 100.0%                                                                      $15,156,244
                                                                                         ============

Average Maturity -- 18.8 Years(1)

(1) Unaudited.

                 See notes to financial statements



                    WRIGHT U.S. TREASURY FUND
===============================================================================
               STATEMENT OF ASSETS AND LIABILITIES
                       December 31, 1995
-------------------------------------------------------------------------------

ASSETS:

   Investments --
     Identified cost........................   $ 12,564,565
     Unrealized appreciation................      2,326,649
                                                ------------

       Total value (Note 1A)................   $ 14,891,214

   Cash.....................................         50,383
   Interest receivable......................        243,021
   Receivable for Fund shares sold..........         34,098
                                                ------------

     Total Assets...........................   $ 15,218,716
                                                ------------


LIABILITIES:

   Payable for Fund shares reacquired.......   $      5,166
   Payable to dividend disbursing agent.....         36,101
   Investment Adviser fee payable...........         15,256
   Trustees' fees payable...................            250
   Custodian fee payable....................          2,500
   Accrued expenses and other liabilities...          3,199
                                                ------------

     Total Liabilities......................   $     62,472
                                                ------------


NET ASSETS..................................   $ 15,156,244
                                                ============

NET ASSETS CONSIST OF:

Proceeds from sales of shares (including shares
   issued to shareholders in payment of distributions
   declared), less cost of shares redeemed..   $ 13,256,456
Accumulated net realized loss on investments
   (computed on the basis of identified cost)      (434,300)
Unrealized appreciation of investments (computed
   on the basis of identified cost).........      2,326,649
Undistributed net investment income.........          7,439

   Net assets applicable to outstanding shares $ 15,156,244
                                                ============


SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..............................      1,030,135
                                                ============

NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...................         $14.71
                                                ============


                    STATEMENT OF OPERATIONS
               For the Year Ended December 31, 1995
-------------------------------------------------------------------------------

INVESTMENT INCOME:

   Interest Income (Note 1B)................   $   1,219,456
                                                ------------


   Expenses --
     Investment Adviser fee (Note 3)........   $      65,539
     Administrator fee (Note 3).............          16,384
     Compensation of trustees not affiliated with
      the Investment Adviser or Administrator          1,603
     Distribution expenses (Note 4).........          32,770
     Custodian fee (Note 3).................          34,697
     Audit services.........................          23,583
     Transfer and dividend disbursing agent fees       6,018
     Shareholder communication expense......           1,822
     Registration costs.....................          15,140
     Printing...............................           1,904
     Legal services.........................             980
     Miscellaneous..........................           2,061
                                                ------------

       Total expenses.......................   $     202,501
                                                ------------


     Deduct --
       Reduction of distribution expenses
        by Principal Underwriter (Note 4)...   $      32,770
       Reduction of Investment Adviser fee
        (Note 3)............................          17,515
       Reduction of custodian fee (Note 3)..           4,754
                                                ------------

       Total deductions.....................   $      55,039
                                                ------------

       Net expenses.........................   $     147,462
                                                ------------

         Net investment income..............   $   1,071,994
                                                ------------



REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:

   Net realized gain on investment transactions
     (identified cost basis)................   $     529,670
   Change in unrealized appreciation
     of investments.........................       2,464,279
                                                ------------

       Net realized and unrealized gain
         on investments.....................   $   2,993,949
                                                ------------

       Net increase in net assets
         from operations....................   $   4,065,943
                                                ============

                 See notes to financial statements

                        WRIGHT U.S. TREASURY FUND
===============================================================================
                                                                                               Year Ended
                                                                                              December 31,
                                                                                     -------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                      1995                  1994
---------------------------------------------------------------------------------------------------------------------------
INREASE (DECREASE) IN NET ASSETS:

     From operations --
         Net investment income..................................................      $   1,071,994         $    1,439,454
         Net realized gain on investment
           transactions.........................................................            529,670                358,064
         Change in unrealized appreciation
           of investments.......................................................          2,464,279             (3,989,643)
                                                                                        ------------           ------------

              Increase (decrease) in net assets from operations.................      $   4,065,943         $   (2,192,125)

     Distributions to shareholders from net investment income...................         (1,072,005)            (1,439,554)

     Net decrease from Fund share transactions
       (Note 5)   ..............................................................         (4,496,109)            (9,556,034)
                                                                                        ------------          ------------

              Net decrease in net assets........................................      $  (1,502,171)        $  (13,187,713)


NET ASSETS:

     At beginning of year.......................................................         16,658,415             29,846,128
                                                                                       ------------          ------------

     At end of year.............................................................      $  15,156,244         $   16,658,415
                                                                                      =============          =============


UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
     IN NET ASSETS.............................................................       $      7,439          $        7,444
                                                                                      =============          =============

                     See notes to financial statements


                                                       WRIGHT U.S. TREASURY FUND
===============================================================================================================================

                                                                                  Year Ended December 31,
                                                              -----------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........                  $ 12.250     $  14.360    $  13.190    $  13.220     $ 12.100
                                                              --------     --------     --------     --------      --------

Income (loss) from Investment Operations:
   Net investment income(1).................                  $  0.880     $   0.880    $   0.892    $   0.911     $  0.902
   Net realized and unrealized gain (loss)
     on investments.........................                     2.458        (2.110)       1.170       (0.030)       1.120
                                                              --------     --------     --------     --------      --------

     Total income (loss)
       from investment operations...........                  $  3.338     $  (1.230)   $   2.062    $   0.881     $  2.022
                                                              --------     --------     --------     --------      --------

Less Distributions:
   From net investment income...............                  $ (0.878)    $  (0.880)   $  (0.892)   $  (0.911)    $ (0.902)
                                                              --------     --------     --------     --------      --------

Net asset value, end of year................                  $ 14.710     $  12.250    $  14.360    $  13.190     $ 13.220
                                                              =========    =========    =========    =========    =========

Total Return(2).............................                    28.18%       (8.66%)       15.90%        7.07%       17.56%
Ratios/Supplemental Data:
   Net assets, end of period (000 omitted)..                  $ 15,156     $ 16,658     $  29,846    $  29,703     $ 33,857
   Ratio of net expenses to average net assets                   0.9%         0.9%          0.9%         0.9%         0.9%
   Ratio of net investment income to average
     net assets.............................                     6.6%         6.9%          6.3%         7.1%         7.4%
   Portfolio Turnover Rate..................                       8%           1%           12%          15%          15%

(1)During each of the four years ended December 31, 1995, the operating expenses of the Fund were reduced by an allocation of expenses to the Investment Adviser or a reduction in distribution fee, or a combination thereof. Had such action not been undertaken, the net investment income per share and the ratios would have been as follows:

                                                                           Year Ended December 31,
                                                              --------------------------------------------
                                                                1995          1994         1993         1992
--------------------------------------------------------------------------------------------------------------
Net investment income per share.............                  $  0.827     $   0.854    $   0.878    $   0.898
                                                              =========    =========    =========    =========
Ratios (As a percentage of average net assets):

   Expenses   ..............................                     1.2%          1.1%         1.0%         1.0%
                                                              =========    =========    =========    =========
   Net investment income....................                     6.2%          6.7%         6.2%         7.0%
                                                              =========    =========    =========    =========
(2)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each year reported.  Dividends and  distributions,  if any, are assumed to be reinvested at the net asset value on the record date.

                          See notes to financial statements

                                              WRIGHT U.S. TREASURY NEAR TERM FUND (WNTB)
                                                       PORTFOLIO OF INVESTMENTS
                                                           DECEMBER 31, 1995
===================================================================================================================================

Face                                                    Coupon     Maturity      Market                   Current   Yield To
Amount            Description                            Rate        Date         Price        Value      Yield(1)  Maturity(1)
-----------------------------------------------------------------------------------------------------------------------------------
$   7,000,000     U. S. Treasury Note                    5.125%    03/31/98     $ 99.828  $ 6,987,960      5.13%     5.20%
    2,000,000     U. S. Treasury Note                    7.125%    10/15/98      104.812    2,096,240      6.80%     5.24%
    3,000,000     U. S. Treasury Note                    5.125%    12/31/98       99.656    2,989,680      5.14%     5.25%
    3,450,000     U. S. Treasury Note                    9.000%    05/15/98      108.281    3,735,695      8.31%     5.24%
    2,000,000     U. S. Treasury Note                    7.875%    11/15/99      108.719    2,174,380      7.24%     5.35%
    2,000,000     U. S. Treasury Note                    7.250%    11/15/96      101.656    2,033,120      7.13%     5.83%
    2,100,000     U. S. Treasury Note                    8.125%    02/15/98      105.750    2,220,750      7.68%     5.23%
    2,000,000     U. S. Treasury Note                    8.000%    08/15/99      108.656    2,173,120      7.36%     5.33%
    1,500,000     U. S. Treasury Note                    8.500%    02/15/00      111.437    1,671,555      7.63%     5.37%
    3,000,000     U. S. Treasury Note                    7.000%    04/15/99      105.062    3,151,860      6.66%     5.29%
    2,000,000     U. S. Treasury Note                    6.375%    01/15/99      103.109    2,062,180      6.18%     5.26%
    3,000,000     U. S. Treasury Note                    6.875%    03/31/97      101.969    3,059,070      6.74%     5.19%
    5,000,000     U. S. Treasury Note                    6.375%    06/30/97      101.656    5,082,800      6.27%     5.19%
    7,000,000     U. S. Treasury Note                    5.625%    08/31/97      100.641    7,044,870      5.59%     5.20%
    6,500,000     U. S. Treasury Note                    6.000%    11/30/97      101.469    6,595,485      5.91%     5.20%
    1,500,000     U. S. Treasury Note                    5.125%    06/30/98       99.797    1,496,955      5.14%     5.21%
    2,000,000     U. S. Treasury Note                    5.875%    08/15/98      101.578    2,031,560      5.78%     5.23%
   20,000,000     U. S. Treasury Note                    7.875%    04/15/98      105.594   21,118,800      7.46%     5.23%
   12,500,000     U. S. Treasury Note                    7.500%    11/15/01      110.141   13,767,625      6.81%     5.44%
    2,000,000     U. S. Treasury Note                    5.125%    03/31/96       99.969    1,999,380      5.13%     5.22%
   12,000,000     U. S. Treasury Note                    7.125%    02/29/00      106.453   12,774,360      6.69%     5.37%

    5,000,000     Federal Home Loan Banks                8.250%    05/27/96      101.125    5,056,250      8.16%     5.38%
    5,000,000     Federal Home Loan Banks                8.250%    06/25/96      101.359    5,067,950      8.14%     5.36%
    5,500,000     Federal Home Loan Banks                8.000%    07/25/96      101.453    5,579,915      7.89%     5.36%
   14,500,000     Federal Home Loan Banks                8.250%    09/25/96      102.016   14,792,320      8.09%     5.39%
    1,150,000     Federal Home Loan Banks                8.600%    06/25/99      109.812    1,262,837      7.83%     5.47%
    3,400,000     Federal Home Loan Banks                5.020%    11/16/98       99.115    3,369,910      5.06%     5.35%
                                                                                         -----------        ------   ------

Total Investments (identified cost, $136,992,741)  -- 98.5%                              $141,396,627      6.70%     5.31%
                                                                                                          =======   =======

Other Assets, Less Liabilities  -- 1.5%                                                     2,203,207
                                                                                         -----------

Net Assets  -- 100.0%                                                                    $143,599,834
                                                                                         ============

Average Maturity  -- 2.4 Years(1)

(1) Unaudited.

                     See notes to financial statements

                    WRIGHT U.S. TREASURY NEAR TERM FUND
===============================================================================
                    STATEMENT OF ASSETS AND LIABILITIES
                             December 31, 1995
-------------------------------------------------------------------------------
ASSETS:

   Investments --
     Identified cost........................   $136,992,741
     Unrealized appreciation................      4,403,886
                                                ------------


       Total value (Note 1A)................   $141,396,627

   Cash.....................................         22,110
   Receivable for Fund shares sold..........        400,984
   Interest receivable......................      2,367,652
                                                ------------

     Total Assets...........................   $144,187,373
                                                ------------


LIABILITIES:
   Payable for Fund shares reacquired.......   $    248,595
   Payable to dividend disbursing agent.....        325,844
   Trustees' fees payable...................            250
   Custodian fee payable....................          4,500
   Accrued expenses and other liabilities...          8,350
                                                ------------

     Total Liabilities......................   $    587,539
                                                ------------


NET ASSETS..................................   $143,599,834
                                                ============
NET ASSETS CONSIST OF:

Proceeds  from  sales of shares  (including
shares  issued to  shareholders  in payment of
distributions declared), less cost of shares
   redeemed.................................   $160,668,525
Accumulated net realized loss on investment
   transactions (computed on the basis of
   identified cost).........................    (21,682,260)
Unrealized appreciation of investments
   (computed on the basis of identified cost)     4,403,886
Undistributed net investment income.........        209,683

   Net assets applicable to outstanding shares $143,599,834
                                                ============
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..............................     13,738,237
                                                ============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...................         $10.45
                                                ============

                      STATEMENT OF OPERATIONS
                 For the Year Ended December 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME:

   Interest Income (Note 1B)................   $  11,961,829
                                                ------------


   Expenses --
     Investment Adviser fee (Note 3)........   $     739,265
     Administrator fee (Note 3).............         129,501
     Compensation of trustees not affiliated with
       the Investment Adviser or Administrator         2,170
     Distribution expenses (Note 4).........         347,507
     Custodian fee (Note 3).................          60,902
     Transfer and dividend disbursing agent fees      14,130
     Shareholder communication expense......          22,064
     Audit services.........................          30,983
     Registration costs.....................          15,972
     Printing...............................           1,992
     Legal services.........................           1,579
     Miscellaneous..........................           7,245
                                                ------------


       Total expenses.......................   $   1,373,310

     Deduct --
       Reduction of custodian fee...........          12,111
                                                ------------


       Net expenses.........................   $   1,361,199
                                                ------------


         Net investment income..............   $  10,600,630
                                                ------------



REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

   Net realized loss on investment transactions
     (identified cost basis)................   $   (376,568)
   Change in unrealized appreciation
     of investments.........................     10,227,881
                                                ------------

       Net realized and unrealized gain
         on investments.....................   $  9,851,313
                                                ------------

       Net increase in net assets
         from operations....................   $ 20,451,943
                                                ============

                See notes to financial statements

                       WRIGHT U.S. TREASURY NEAR TERM FUND
===============================================================================

                                                                                                    Year Ended
                                                                                                   December 31,
                                                                                            -----------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                         1995                  1994
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

     From operations --
         Net investment income..................................................     $    10,600,630       $    16,679,095
         Net realized loss on investment
           transactions.........................................................            (376,568)           (6,936,070)
         Change in unrealized appreciation
           of investments.......................................................          10,227,881           (20,360,712)
                                                                                       ---------------      ---------------

              Increase (decrease) in net assets from operations.................     $    20,451,943       $   (10,617,687)

     Distributions to shareholders from net investment income...................         (10,580,700)          (16,671,903)

     Net decrease from Fund share transactions (Note 5).........................         (78,393,631)         (141,505,123)
                                                                                       ----------------      ---------------

              Net decrease in net assets........................................     $   (68,522,388)      $  (168,794,713)


NET ASSETS:

     At beginning of year.......................................................         212,122,222           380,916,935
                                                                                       ---------------        -------------

     At end of year.............................................................     $   143,599,834       $   212,122,222
                                                                                       =============         =============

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
     IN NET ASSETS.............................................................      $       209,683        $      189,753
                                                                                       =============         =============

                       See notes to financial statements

                      WRIGHT U.S. TREASURY NEAR TERM FUND
==================================================================================================================================
                                                                                 Year Ended December 31,
                                                             ---------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year..........                  $  9.920     $  10.840    $  10.660    $  10.750     $ 10.260
                                                              --------     --------     --------     --------      --------


Income (loss) from Investment Operations:
   Net investment income....................                  $  0.631     $   0.588    $   0.655    $   0.739     $  0.795
   Net realized and unrealized gain (loss)
     on investments.........................                     0.524        (0.920)       0.180       (0.090)       0.489
                                                              --------     --------     --------     --------      --------


     Total income (loss) from investment
       operations...........................                  $  1.155     $  (0.332)   $   0.835    $   0.649     $  1.284
                                                              --------     --------     --------     --------      --------


Less distributions from net investment income                 $ (0.625)    $  (0.588)   $  (0.655)    $ (0.739)    $  0.794)
                                                              --------     --------     --------     --------      --------


Net asset value, end of year................                  $ 10.450     $   9.920    $  10.840    $  10.660     $ 10.750
                                                              =========    =========    =========    =========    =========


Total Return(1).............................                    11.93%       (3.10%)        7.95%        6.26%       13.08%
Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)....                  $143,600     $212,122     $ 380,917    $ 371,074     $232,407
   Ratio of expenses to average net assets..                      0.8%         0.7%          0.7%         0.8%         0.8%
   Ratio of net investment income to average
     net assets.............................                      6.2%         5.7%          6.0%         6.9%         7.7%
   Portfolio Turnover Rate..................                       21%          33%           22%           6%          18%

(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

                     See notes to financial statements

                            WRIGHT TOTAL RETURN BOND FUND (WTRB)
                                  PORTFOLIO OF INVESTMENTS
                                      DECEMBER 31, 1995
==============================================================================================================================
Face                                                    Coupon     Maturity      Market                   Current  Yield To
Amount            Description                            Rate        Date         Price        Value      Yield(1) Maturity(1)
------------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- 38.4%
------------------------

FINANCIAL -- 3.7%
$   1,500,000     GE Capital Corp                        7.670%    05/22/02     $110.214  $ 1,653,210      6.96%     5.73%
    2,000,000     GE Capital Corp                        7.875%    12/01/06      113.345    2,266,900      6.95%     6.18%
      700,000     Rockland Trust Co.(*)                  9.500%    10/15/96       93.000      651,000     10.22%    19.39%
                                                                                          ----------

                                                                                          $ 4,571,110


INDUSTRIALS -- 14.2%
$   2,850,000     Abbott Labs                            5.600%    10/01/03     $ 97.902  $ 2,790,207      5.72%     5.94%
    2,000,000     Anheuser Busch                         6.900%    10/01/02      105.252    2,105,040      6.56%     5.94%
    2,000,000     Archer Daniels Midland Co              6.250%    05/15/03      101.803    2,036,060      6.14%     5.95%
    2,500,000     Walt Disney Company                    5.800%    10/27/08       97.283    2,432,075      5.96%     6.11%
    1,400,000     Kimberly Clark                         6.875%    02/15/14      104.190    1,458,660      6.60%     6.48%
    1,500,000     Proctor & Gamble Co                    8.000%    11/15/03      111.556    1,673,340      7.17%     6.13%
    5,000,000     Sara Lee Corp.                         5.750%    09/03/03       98.156    4,907,800      5.86%     6.05%
                                                                                          ------------

                                                                                          $17,403,182


UTILITIES -- 20.5%
$   4,100,000     AT&T Corp.                             7.750%    03/01/07     $112.386  $ 4,607,826      6.90%     6.20%
    5,000,000     Bell Atlantic - New Jersey             5.875%    02/01/04       99.365    4,968,250      5.91%     5.97%
    5,000,000     Bellsouth Telecommunications           6.375%    06/15/04      102.756    5,137,800      6.20%     5.96%
    1,000,000     Citizens Utilities Co                  7.450%    01/15/04      108.968    1,089,680      6.84%     6.03%
    2,000,000     Consolidated Edison                    6.375%    04/01/03      101.145    2,022,900      6.30%     6.18%
    2,000,000     Duke Power Co                          7.000%    09/01/05      104.182    2,083,640      6.72%     6.41%
    3,000,000     Pacific Bell                           7.250%    07/01/02      107.027    3,210,810      6.77%     5.94%
    2,000,000     Pacific Tel & Tel                      6.500%    07/01/03      100.634    2,012,680      6.46%     6.39%
                                                                                        -------------
                                                                                          $25,133,586





U.S. GOVERNMENT AGENCIES -- 12.0%
----------------------------------

$   3,200,000     Federal Home Loan Banks                8.375%    10/25/99     $109.797  $ 3,513,504      7.63%     5.49%
    4,600,000     Federal Home Loan Banks                8.600%    01/25/00      111.172    5,113,912      7.74%     5.50%
    1,500,000     Federal Home Loan Banks                6.070%    06/30/03      101.467    1,522,005      5.98%     5.83%
    1,700,000     Federal Home Loan Banks                5.600%    09/22/03       98.553    1,675,401      5.68%     5.84%
    3,000,000     Federal Home Loan Banks                5.450%    10/29/03       97.582    2,927,460      5.59%     5.84%
                                                                                          ------------

                                                                                          $14,752,282



U.S. TREASURIES -- 48.0%

$  17,900,000     U.S. Treasury Bonds                    7.500%    11/15/16     $117.250  $20,987,750      6.40%     6.03%
    6,500,000     U.S. Treasury Bonds                    6.250%    08/15/23      102.891    6,687,915      6.07%     6.03%
    3,750,000     U.S. Treasury Bonds                    8.250%    05/15/05      109.875    4,120,313      7.51%     6.81%
    6,600,000     U.S. Treasury Bonds                    6.500%    08/15/05      106.531    7,031,046      6.10%     5.61%
       75,000     U.S. Treasury Notes                    6.875%    03/31/97      101.969       76,477      6.74%     5.22%
      100,000     U.S. Treasury Notes                    4.375%    08/15/96       99.469       99,469      4.40%     5.24%
    6,800,000     U.S. Treasury Notes                    6.500%    05/15/05      106.391    7,234,588      6.11%     5.61%
    2,000,000     U.S. Treasury Notes                    6.250%    02/15/03      104.328    2,086,560      5.99%     5.50%
      500,000     U.S. Treasury Notes                    7.750%    12/31/99      108.516      542,580      7.14%     5.36%
    1,700,000     U.S. Treasury Notes                    7.500%    02/15/05      113.344    1,926,847      6.62%     5.61%
    2,500,000     U.S. Treasury Notes                    8.500%    02/15/00      111.437    2,785,925      7.63%     5.37%
    3,000,000     U.S. Treasury Notes                    7.750%    02/15/01      110.422    3,312,660      7.02%     5.40%
    2,000,000     U.S. Treasury Notes                    5.875%    11/15/05      102.250    2,045,000      5.75%     5.58%
                                                                                           ----------


                                                                                          $58,937,130
                                                                                          -----------


Total Investments (identified cost, $113,147,771) -- 98.4%                                $120,797,290    6.45%      6.04%
                                                                                                         =======    =======

Other Assets, Less Liabilities  -- 1.6%                                                      1,964,312
                                                                                            ----------


Net Assets  -- 100.0%                                                                     $122,761,602
                                                                                          ============

Average Maturity  -- 9.1 Years(1)

(*) Security priced by management
(1) Unaudited.

                       See notes to financial statements

                   WRIGHT TOTAL RETURN BOND FUND
===============================================================================
                STATEMENT OF ASSETS AND LIABILITIES
                          December 31, 1995
-------------------------------------------------------------------------------

ASSETS:

   Investments --
     Identified cost........................   $113,147,771
     Unrealized appreciation................      7,649,519
                                                ------------

       Total value (Note 1A)................   $120,797,290

   Cash.....................................         33,926
   Receivable for Fund shares sold..........        101,639
   Interest receivable......................      2,084,899
                                                ------------

     Total Assets...........................   $123,017,754
                                                ------------

LIABILITIES:
   Payable to dividend disbursing agent.....   $    215,855
   Payable for Fund shares reacquired.......         28,047
   Trustees' fees payable...................            250
   Custodian fee payable....................          4,500
   Accrued expenses and other liabilities...          7,500
                                                ------------

     Total Liabilities......................   $    256,152
                                                ------------

NET ASSETS..................................   $122,761,602
                                                ============

NET ASSETS CONSIST OF:

Proceeds from sales of shares (including shares
   issued to shareholders in payment of distributions
   declared), less cost of shares redeemed..   $116,505,526
Accumulated net realized loss on investment
   transactions (computed on the basis of
   identified cost).........................     (1,472,119)
Unrealized appreciation of investments (computed
   on the basis of identified cost).........      7,649,519
Undistributed net investment income.........         78,676
                                                ------------

   Net assets applicable to outstanding shares $122,761,602
                                                ============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..............................      9,355,945
                                                ============

NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...................         $13.12
                                                ============

                      STATEMENT OF OPERATIONS
                 For the Year Ended December 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME:

   Interest Income (Note 1B)................   $   8,856,688
                                                ------------


   Expenses --
     Investment Adviser fee (Note 3)........   $     525,335
     Administrator fee (Note 3).............         110,899
     Compensation of trustees not affiliated with
       the Investment Adviser or Administrator         1,473
     Distribution expenses (Note 4).........         254,493
     Custodian fee (Note 3).................          57,086
     Audit services.........................          31,683
     Transfer and dividend disbursing agent fees      12,309
     Shareholder communication expense......          15,708
     Registration costs.....................          17,050
     Legal services.........................           1,361
     Printing...............................           2,010
     Interest expense.......................             484
     Miscellaneous..........................           5,934
                                                ------------


       Total expenses.......................   $   1,035,825

     Deduct --
       Reduction of custodian fee...........           9,007
                                                ------------


       Net expenses.........................   $   1,026,818
                                                ------------


         Net investment income..............   $   7,829,870
                                                -------------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:

   Net realized gain on investment transactions
     (identified cost basis)................   $     411,969
   Change in unrealized appreciation
     of investments.........................      17,483,217
                                                ------------


       Net realized and unrealized gain
         on investments.....................   $  17,895,186
                                                ------------

       Net increase in net assets
         from operations....................   $  25,725,056
                                                ============

                  See notes to financial statements

                   WRIGHT TOTAL RETURN BOND FUND
===============================================================================
                                                                                                   Year Ended
                                                                                                   December 31,
                                                                                           ------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                         1995                  1994
----------------------------------------------------------------------------------------------------------------------------------

INCREASE  (DECREASE) IN NET ASSETS:

     From operations --
         Net investment income......................................................   $   7,829,870        $   11,761,434
         Net realized gain (loss) on investment
           transactions.............................................................         411,969            (1,884,088)
         Change in unrealized appreciation
           of investments...........................................................      17,483,217           (23,935,733)
                                                                                        ------------           ------------

              Increase (decrease) in net assets from operations.....................   $  25,725,056        $  (14,058,387)

     Distributions to shareholders from net investment income.......................      (7,796,582)          (11,757,984)

     Net decrease from Fund share transactions (Note 5).............................     (38,663,606)          (90,200,306)
                                                                                         ------------         ------------

              Net decrease in net assets............................................   $ (20,735,132)        $(116,016,677)


NET ASSETS:

     At beginning of year...........................................................     143,496,734           259,513,411
                                                                                         ------------         ------------

     At end of year.................................................................   $ 122,761,602        $  143,496,734
                                                                                       =============         =============

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
     IN NET ASSETS.................................................................       $   78,676        $       46,213
                                                                                       =============         =============

                       See notes to financial statements

                       WRIGHT TOTAL RETURN BOND FUND
===================================================================================================================================
                                                                           Year Ended December 31,
                                                              --------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........                  $ 11.430     $  13.010    $  12.610    $  12.580     $ 11.700
                                                              --------      --------     --------     --------      --------


Income (loss) from Investment Operations:
   Net investment income....................                  $  0.758     $   0.740    $   0.789    $   0.830     $  0.854
   Net realized and unrealized gain (loss) on
     investments............................                     1.685        (1.580)       0.580        0.030        0.880
                                                              --------      --------     --------     --------      --------


     Total income (loss)
       from investment operations...........                  $  2.443     $  (0.840)   $   1.369    $   0.860     $  1.734
                                                              --------      --------     --------     --------      --------


Less Distributions:
   From net investment income...............                  $ (0.753)    $  (0.740)   $  (0.789)   $  (0.830)    $ (0.854)
   From net realized gain on investments....                     --            --          (0.177)       --           --
   In excess of net realized gain on investments                 --            --          (0.003)       --           --
                                                              --------     --------     --------     --------      --------


     Total distributions....................                  $ (0.753)    $  (0.740)   $  (0.969)   $  (0.830)    $ (0.854)

                                                               --------     --------     --------     --------      --------


Net asset value, end of year................                  $ 13.120     $ 11.430     $ 13.010     $  12.610     $ 12.580
                                                              =========    =========    =========    =========    =========

Total Return(1).............................                    21.97%      (6.57%)       11.03%         7.13%       15.38%
Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)....                  $122,762     $143,497     $259,513     $ 217,564     $134,728
   Ratio of net expenses to average net assets                   0.8%         0.8%        0.8%          0.8%          0.8%
   Ratio of net investment income to average
     net assets.............................                     6.2%         6.1%         6.0%          6.7%         7.2%
   Portfolio Turnover Rate..................                     50%          32%          36%           13%          56%



(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

                     See notes to financial statements

                    WRIGHT INSURED TAX-FREE BOND FUND (WTFB)
                             PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
==================================================================================================================================
Face                                                    Coupon     Maturity      Market                   Current  Yield To
Amount            Description                            Rate        Date         Price        Value      Yield(1) Maturity(*)(1)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%
------------------------

EDUCATION -- 13.8%
$     250,000     Berkley Calif Uni Sch Dist             6.150%    08/01/05     $111.657  $   279,143      5.51%    4.63% M
       25,000     Bristol Twp PA Sch Dist                8.700%    01/15/01      120.312       30,077      7.23%    4.19% M
       25,000     Calcasieu Parish LA Sch Dist           9.100%    06/01/02      125.150       31,287      7.27%    4.54% M
      300,000     Goshen-Chandler Ind Sch Bldg           5.950%    01/15/03      108.668      326,004      5.48%    4.50% M
      150,000     Greensburg Salem PA Sch Dist           7.100%    01/01/09      108.137      162,206      6.57%    4.19% F
      200,000     Mars Penn Area Sch Dist                6.550%    03/01/02      106.934      213,868      6.13%    4.19% F
      150,000     Sumter SC Sch Dist                     7.150%    06/01/09      110.209      165,314      6.49%    4.19% F
      150,000     Williamsville NY Cent Sch Dist         6.500%    12/01/99      108.459      162,689      5.99%    4.14% M
                                                                                           ----------

                                                                                          $ 1,370,588
                                                                                            ----------


GENERAL OBLIGATION -- 45.0%
$     125,000     Bristol County Rhode Island            5.125%    12/01/10     $ 98.967  $   123,706      5.18%    5.22% M
      150,000     Brookhaven NY Ser B                    7.000%    05/01/04      116.383      174,575      6.01%    4.61% M
      100,000     Central Lake Cnty  IL                  6.250%    05/01/99      106.478      106,514      5.87%    4.15% M
      250,000     Cook County Ill Ser A                  5.100%    11/05/05      102.332      255,830      4.98%    4.80% M
      250,000     Cumberland Cnty NC                     5.700%    02/01/05      108.764      271,910      5.24%    4.37% C
      200,000     Fairbanks Northstar, Alaska            5.300%    03/01/04      103.888      207,776      5.10%    4.72% M
      300,000     State of Massachusetts                 4.125%    10/01/01       99.085      297,255      4.16%    4.30% M
      250,000     Michigan Muni Bd Auth                  4.950%    05/01/04      101.840      254,600      4.86%    4.68% M
      195,000     New York, New York  Ser C              6.000%    08/01/01      108.310      211,205      5.54%    4.31% M
      250,000     New York, City of NY                   7.000%    08/01/04      106.009      265,023      6.60%    3.98% C
      125,000     New York City  Ser A                   7.000%    08/01/99      105.611      132,014      6.63%    4.23% C
      200,000     O Fallon Missouri                      5.350%    03/01/04      104.580      209,160      5.12%    4.35% C
      200,000     Pennsylvania State                     6.500%    11/01/04      111.756      223,512      5.82%    4.42% C
      250,000     Prince Georges County MD               5.400%    09/01/02      105.602      264,005      5.11%    4.42% M
      250,000     Providence Rhode Island                5.600%    01/15/05      105.436      263,590      5.31%    4.85% M
      200,000     Smithfield Rhode Island                6.500%    04/15/02      106.677      213,354      6.09%    4.25% C
      200,000     Snohomish County Washington            5.750%    12/01/10      103.520      207,040      5.55%    5.25% C
      140,000     Summit County Ohio                     5.550%    12/01/06      105.457      147,640      5.26%    4.85% P
      200,000     Travis County Texas                    6.400%    03/01/04      107.907      215,814      5.93%    4.66% C
      250,000     West University Place TX               5.600%    02/01/03      105.416      263,540      5.31%    4.57% P
      150,000     Wilmington Del                         6.150%    07/01/05      108.653      162,980      5.66%    4.49% F
                                                                                           ----------

                                                                                          $ 4,471,043
                                                                                           ----------


HEALTH CARE -- 13.2%

$     250,000     Dade Cnty Fla Health Facs Aut          5.000%    05/15/05     $102.325  $   255,813      4.89%    4.69% M
      205,000     Decatur Illinois Hosp                  6.400%    10/01/01      109.372      224,213      5.85%    4.53% M
      250,000     Fulton De Kalb GA Hosp Auth            5.300%    01/01/05      103.472      258,680      5.12%    4.82% M
      100,000     Massachusetts, State Health & Ed       7.300%    10/01/18      110.369      110,369      6.61%    4.99% C
      200,000     Massachusetts, State Health & Edl Facs 4.500%    07/01/02      100.279      200,557      4.49%    4.45% M
      250,000     Tallahassee Fla Health Fac             5.400%    12/01/01      104.682      261,705      5.16%    4.49% M
                                                                                           ----------

                                                                                          $ 1,311,337
                                                                                           ----------




PUBLIC FACILITIES -- 4.1%
$     175,000     Kane Cnty Ill Pub Bldg Comm            6.700%    12/01/03     $107.676  $   188,433      6.22%    4.54% C
      200,000     Louisiana Public Facs Auth             6.100%    05/15/02      108.261      216,522      5.63%    4.59% M
                                                                                           ----------

                                                                                          $   404,955
                                                                                           ----------



UTILITIES -- 10.6%
$     250,000     East Bay CA Mun Util Syst Wtr          5.000%    06/01/05     $102.488  $   256,220      4.88%    4.67% M
      100,000     North Carolina Mun Pwr Agy             5.000%    01/01/04      102.990      102,990      4.85%    4.55% M
      250,000     Ohio State Wtr Dev                     5.600%    12/01/02      107.090      267,725      5.23%    4.40% M
      200,000     Oklahoma St Mun Pwr Auth               5.300%    01/01/01      104.460      208,920      5.07%    4.30% M
      150,000     Pasadena Tex Wtr & Swr                 5.900%    10/01/00      107.385      161,077      5.49%    4.17% M
       50,000     Pecan Grove TX Muni Utl Dist           8.700%    09/01/02      114.679       57,340      7.59%    4.33% C
                                                                                           ----------

                                                                                          $ 1,054,272
                                                                                           ----------



MISCELLANEOUS -- 12.1%
$      70,000     Arizona St Transn Brd Excise Rev       7.000%    07/01/05     $110.802  $    77,561      6.32%    4.19% F
       80,000     Arizona St Transn Brd Excise Rev       7.000%    07/01/05      110.802       88,642      6.32%    4.19% F
      250,000     Broomfield Co Sales & Use Tax          7.050%    12/01/06      110.241      275,603      6.40%    4.19% F
      150,000     Dearborn MI Econ Dev Corp              6.350%    08/15/02      111.239      166,859      5.71%    4.39% F
      150,000     NJ Wastewtr Treatment Ln Rev Ser A     7.000%    05/15/07      108.710      163,065      6.44%    4.73% C
      175,000     Pennsylvania Intergovernment           5.250%    06/15/08      100.672      176,176      5.21%    5.18% C
      250,000     Tucson Ariz Str & Hwy User             5.200%    07/01/04      103.827      259,567      5.01%    4.65% M
                                                                                           ----------

                                                                                          $ 1,207,473
                                                                                           ----------


Total Investments (identified cost, $9,241,816) -- 98.8%                                  $ 9,819,668      5.71%    4.56%
                                                                                                          =======   =======

Other Assets, Less Liabilities  -- 1.2%                                                       115,027
                                                                                           ----------


Net Assets -- 100.0%                                                                      $ 9,934,695
                                                                                         ============


Average Maturity -- 8.4 Years(1)

(*)  -- (C): Price to Call;  (F): Prerefunded;  (M): Price to Maturity;
(P): Price to Par Call;  (X): Called.
(1) Unaudited.

               See notes to financial statements

            WRIGHT INSURED TAX-FREE BOND FUND
===============================================================================
           STATEMENT OF ASSETS AND LIABILITIES
                     December 31, 1995
------------------------------------------------------------------------------
ASSETS:

   Investments --
     Identified cost........................   $  9,241,816
     Unrealized appreciation................        577,852
                                                ------------

       Total value (Note 1A)................   $  9,819,668

   Cash.....................................          8,620
   Interest receivable......................        152,100
   Receivable from Investment Adviser.......            927
   Receivable for Fund shares sold..........            216
                                                ------------

     Total Assets...........................   $  9,981,531
                                                ------------


LIABILITIES:
   Payable for Fund shares reacquired.......   $      3,271
   Loans payable (Note 8)...................         20,000
   Payable to dividend disbursing agent.....         17,170
   Trustees' fees payable...................            250
   Custodian fee payable....................          3,000
   Interest on loans........................            169
   Accrued expenses and other liabilities...          2,976
                                                ------------

     Total Liabilities......................   $     46,836
                                                ------------

NET ASSETS..................................   $  9,934,695
                                                ============

NET ASSETS CONSIST OF:

Proceeds from sales of shares (including shares
   issued to shareholders in payment of distributions
   declared), less cost of shares redeemed..   $  9,347,135
Unrealized appreciation of investments (computed
   on the basis of identified cost).........        577,852
Undistributed net investment income.........          9,708
                                                ------------

   Net assets applicable to outstanding shares $  9,934,695
                                                ============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..............................        845,234
                                                ============

NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...................         $11.75
                                                ============

                   STATEMENT OF OPERATIONS
              For the Year Ended December 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME:

   Interest Income (Note 1B)................   $     587,234
                                                ------------

   Expenses --
     Investment Adviser fee (Note 3)........   $      42,577
     Administrator fee (Note 3).............          10,644
     Compensation of trustees not affiliated with
       the Investment Adviser or Administrator         1,548
     Distribution expenses (Note 4).........          21,289
     Custodian fee (Note 3).................          41,713
     Audit services.........................          20,783
     Interest expense.......................           3,352
     Transfer and dividend disbursing agent fees       5,693
     Shareholder communication expense......           1,065
     Registration costs.....................          12,911
     Printing...............................           2,370
     Legal fees.............................             953
     Miscellaneous..........................           2,367
                                                ------------

       Total expenses.......................   $     167,265
                                                ------------

     Deduct --
       Reduction of Investment Adviser
         fee (Note 3).......................   $      42,577
       Reduction of distribution expenses
         by Principal Underwriter (Note 4)..          21,289
       Reduction of custodian fee (Note 3)..           6,645
       Allocation of expenses to Investment
         Adviser (Note 3)...................             927
                                                ------------

         Total deducted.....................   $      71,438
                                                ------------

       Net expenses.........................   $      95,827
                                                ------------

         Net investment income..............   $     491,407
                                                ------------


REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:

   Net realized gain on investment transactions
     (identified cost basis)................   $       1,397
   Change in unrealized appreciation
     of investments.........................         686,692
                                                ------------

       Net realized and unrealized gain
         on investments.....................   $     688,089
                                                ------------

       Net increase in net assets
         from operations....................   $   1,179,496
                                                ============

                See notes to financial statements

                  WRIGHT INSURED TAX-FREE BOND FUND
===============================================================================
                                                                                                   Year Ended
                                                                                                   December 31,
                                                                                      -------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                         1995                  1994
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

     From operations --
         Net investment income..................................................      $      491,407         $     697,607
         Net realized gain on investment
              transactions......................................................               1,397               103,903
         Change in unrealized appreciation
              of investments....................................................             686,692            (1,505,273)
                                                                                        ------------          ------------

              Increase (decrease) in net assets from operations.................      $    1,179,496         $    (703,763)
                                                                                        ------------          ------------

     Distributions to shareholders --
         From net investment income.............................................      $     (491,406)        $    (697,473)
         From net realized gains on investment transactions.....................                  --              (103,201)
                                                                                        ------------          ------------

              Total distributions...............................................      $     (491,406)        $    (800,674)
                                                                                        ------------          ------------

     Net decrease from Fund share transactions (Note 5).........................      $   (1,400,272)        $  (6,053,899)
                                                                                        ------------          ------------

              Net decrease in net assets........................................      $     (712,182)        $  (7,558,336)


NET ASSETS:

     At beginning of year.......................................................           10,646,877           18,205,213
                                                                                         ------------         ------------

     At end of year.............................................................      $     9,934,695        $  10,646,877
                                                                                        =============         =============

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
     IN NET ASSETS.............................................................       $         9,708        $        7,513
                                                                                        =============         =============

                        See notes to financial statements

                       WRIGHT INSURED TAX-FREE BOND FUND
==================================================================================================================================
                                                                           Year Ended December 31,
                                                              --------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........                  $ 11.020     $  12.170    $  11.600    $  11.330     $ 10.840
                                                              --------      --------     --------     --------      --------

Income (loss) from Investment Operations:
   Net investment income(1).................                  $  0.531     $   0.560    $   0.556    $   0.601     $  0.614
   Net realized and unrealized gain (loss) on
     investments............................                     0.729        (1.050)       0.570        0.270        0.492
                                                              --------      --------     --------     --------      --------

     Total income (loss)
       from investment operations...........                  $  1.260     $  (0.490)   $   1.126    $   0.871     $  1.106
                                                              --------      --------     --------     --------      --------

Less Distributions:
   From net investment income...............                  $ (0.530)    $  (0.560)   $  (0.556)   $  (0.601)    $ (0.616)
   From net realized gains..................                    --            (0.100)      --           --           --
                                                              --------      --------     --------     --------      --------

     Total distributions....................                  $ (0.530)    $  (0.660)   $  (0.556)   $  (0.601)    $ (0.616)
                                                              --------      --------     --------     --------      --------

Net asset value, end of year................                  $ 11.750     $  11.020    $  12.170    $  11.600     $ 11.330
                                                              =========    =========    =========    =========    =========

Total Return(3).............................                    11.64%      (4.08%)        9.89%         7.91%       10.50%
Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)....                  $  9,935      $10,647     $ 18,205     $  13,454     $  8,396
   Ratio of net expenses to average net assets                    1.0%(2)      0.9%         0.9%          0.9%         0.9%
   Ratio of net investment income to average
     net assets.............................                      4.6%         4.8%         4.7%          5.3%         5.6%
   Portfolio Turnover Rate..................                        8%           4%           7%           10%           2%

(1)During each of the years in the five-year period ended December 31, 1995, the operating expenses of the Fund were reduced either by a reduction of the Investment Adviser fee, Administrator fee, or distribution fee or through the allocation of expenses to the Investment Adviser, or a combination thereof. Had such actions not been undertaken, the net investment income per share and the ratios would have been as follows:

                                                                                  Year Ended December 31,
                                                              --------------------------------------------------------------
                                                                1995          1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------
Net investment income per share.............                  $  0.462        $0.513       $0.521       $0.556       $0.537
                                                              =========    =========    =========    =========    =========
Ratios (As a percentage of average net assets):
   Expenses   ..............................                     1.6%          1.3%         1.1%         1.3%         1.6%
                                                              =========    =========    =========    =========    =========
   Net investment income....................                     4.0%          4.4%         4.4%         4.9%         4.9%
                                                              =========    =========    =========    =========    =========

(2)During the year ended December 31, 1995, custodian fees were reduced by credits resulting from cash balances that the Trust maintained with the custodian (Note 3). The computation of net expenses to average net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average net assets would have been reduced to 0.9%.
(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

                    See notes to financial statements

                    WRIGHT CURRENT INCOME FUND (WCIF)
                        PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
==================================================================================================================================
Face                                                      Coupon       Maturity        Market                       Current
Amount            Description                              Rate          Date           Price          Value        Yield(1)
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT INTERESTS - 97.8%
----------------------------
$ 1,596,305       GNMA POOL # 000169                      7.500%      09/20/22        $102.312      $1,633,212       7.33%
    783,575       GNMA POOL # 000394                      7.500%      10/20/22         102.312         801,766       7.33%
      6,162       GNMA POOL # 000434                      8.000%      04/15/01         104.029           6,410       7.69%
    866,076       GNMA POOL # 000446                      7.500%      11/20/22         102.312         886,100       7.33%
      1,655       GNMA POOL # 000473                      7.500%      04/15/01         102.974           1,704       7.28%
  1,536,632       GNMA POOL # 000545                      7.500%      12/20/22         102.312       1,572,159       7.33%
  2,440,936       GNMA POOL # 000723                      7.500%      01/20/23         102.312       2,497,370       7.33%
  2,441,634       GNMA POOL # 001268                      8.000%      07/20/23         103.562       2,528,605       7.72%
      3,902       GNMA POOL # 001408                      6.500%      03/15/02         101.767           3,971       6.39%
    176,941       GNMA POOL # 001596                      9.000%      04/20/21         105.187         186,119       8.56%
      4,638       GNMA POOL # 003026                      8.000%      01/15/04         104.784           4,860       7.63%
      2,019       GNMA POOL # 003331                      8.000%      01/15/04         104.784           2,116       7.63%
      5,273       GNMA POOL # 004183                      8.000%      07/15/04         105.038           5,539       7.62%
      3,107       GNMA POOL # 004433                      9.000%      11/15/04         106.051           3,295       8.49%
      8,478       GNMA POOL # 005466                      8.500%      03/15/05         105.200           8,919       8.08%
      1,137       GNMA POOL # 005561                      8.500%      04/15/05         104.906           1,193       8.10%
      4,022       GNMA POOL # 005687                      7.250%      02/15/05         104.562           4,205       6.93%
      5,360       GNMA POOL # 005910                      7.250%      02/15/05         104.562           5,605       6.93%
     21,598       GNMA POOL # 007003                      8.000%      07/15/05         105.225          22,726       7.60%
      3,324       GNMA POOL # 007319                      6.500%      10/15/04         101.925           3,388       6.38%
      8,196       GNMA POOL # 009106                      8.250%      05/15/06         105.604           8,655       7.81%
     10,361       GNMA POOL # 009889                      7.250%      02/15/06         104.562          10,834       6.93%
      3,151       GNMA POOL # 011191                      7.250%      04/15/06         104.562           3,295       6.93%
      7,072       GNMA POOL # 012526                      8.000%      11/15/06         105.354           7,451       7.59%
    117,175       GNMA POOL # 151443                     10.000%      03/15/16         110.488         129,464       9.05%
    258,248       GNMA POOL # 151882                      8.500%      09/15/19         105.775         273,162       8.04%
     51,428       GNMA POOL # 153564                     10.000%      04/15/16         110.523          56,840       9.05%
    192,738       GNMA POOL # 172558                      9.500%      08/15/16         108.218         208,577       8.78%
    201,243       GNMA POOL # 176992                      8.000%      11/15/16         105.234         211,776       7.60%
     64,194       GNMA POOL # 177784                      8.000%      10/15/16         105.108          67,473       7.61%
     92,708       GNMA POOL # 180033                      9.500%      09/15/16         108.218         100,327       8.78%
     25,336       GNMA POOL # 188060                      9.500%      10/15/16         108.135          27,397       8.79%
      8,536       GNMA POOL # 190959                      8.500%      02/15/17         105.983           9,047       8.02%
    206,151       GNMA POOL # 192357                      8.000%      04/15/17         105.108         216,681       7.61%
$   621,359       GNMA POOL # 194057                      8.500%      04/15/17        $105.924       $ 658,168       8.02%
    125,550       GNMA POOL # 194287                      9.500%      03/15/17         108.302         135,973       8.77%
    979,931       GNMA POOL # 194926                      8.500%      02/15/17         105.983       1,038,560       8.02%
     19,719       GNMA POOL # 196063                      8.500%      03/15/17         105.983          20,899       8.02%
    213,072       GNMA POOL # 199537                      8.000%      03/15/17         105.108         223,956       7.61%
    386,029       GNMA POOL # 203369                      8.000%      12/15/16         105.108         405,747       7.61%
     16,165       GNMA POOL # 206740                     10.000%      10/15/17         110.593          17,877       9.04%
    157,667       GNMA POOL # 206762                      9.000%      04/15/21         106.375         167,718       8.46%
    110,262       GNMA POOL # 207019                      8.000%      03/15/17         105.108         115,894       7.61%
     35,096       GNMA POOL # 208076                      8.000%      04/15/17         105.344          36,972       7.59%
     64,502       GNMA POOL # 210520                     10.500%      08/15/17         111.864          72,155       9.39%
     39,360       GNMA POOL # 210618                      9.500%      04/15/17         108.385          42,660       8.77%
    205,892       GNMA POOL # 211013                      9.000%      01/15/20         106.531         219,339       8.45%
    212,710       GNMA POOL # 211231                      8.500%      05/15/17         105.983         225,436       8.02%
    362,573       GNMA POOL # 211279                      8.000%      04/15/17         105.108         381,093       7.61%
    122,918       GNMA POOL # 212601                      8.500%      06/15/17         105.983         130,272       8.02%
     51,602       GNMA POOL # 218420                      8.500%      11/15/21         105.000          54,182       8.10%
    295,630       GNMA POOL # 219335                      8.000%      05/15/17         105.108         310,731       7.61%
    291,472       GNMA POOL # 220703                      8.000%      05/15/17         105.108         306,360       7.61%
     30,996       GNMA POOL # 220917                      8.500%      04/15/17         105.983          32,850       8.02%
    719,738       GNMA POOL # 222112                      8.000%      01/15/22         104.264         750,428       7.67%
     59,699       GNMA POOL # 223126                     10.000%      08/15/17         110.593          66,023       9.04%
    144,980       GNMA POOL # 223133                      9.500%      07/15/17         108.052         156,654       8.79%
     49,911       GNMA POOL # 223348                     10.000%      08/15/18         110.593          55,198       9.04%
     36,730       GNMA POOL # 223588                     10.000%      12/15/18         110.593          40,621       9.04%
     30,570       GNMA POOL # 224078                     10.000%      07/15/18         110.593          33,808       9.04%
    126,091       GNMA POOL # 228308                     10.000%      01/15/19         110.628         139,492       9.04%
     91,232       GNMA POOL # 228483                      9.500%      09/15/19         107.885          98,426       8.81%
     72,824       GNMA POOL # 230223                      9.500%      04/15/18         108.135          78,748       8.79%
     93,958       GNMA POOL # 235000                     10.000%      01/15/18         110.593         103,911       9.04%
     70,085       GNMA POOL # 245580                      9.500%      07/15/18         107.968          75,669       8.80%
     67,561       GNMA POOL # 247473                     10.000%      09/15/18         110.593          74,718       9.04%
    177,088       GNMA POOL # 247681                      9.000%      11/15/19         106.609         188,792       8.44%
     56,106       GNMA POOL # 247872                     10.000%      09/15/18         110.628          62,069       9.04%
     35,430       GNMA POOL # 250412                      8.000%      03/15/18         104.967          37,190       7.62%
     95,974       GNMA POOL # 251241                      9.500%      06/15/18         108.052         103,702       8.79%
$   120,864       GNMA POOL # 258911                      9.500%      09/15/18        $107.968       $ 130,494       8.80%
     75,028       GNMA POOL # 260999                      9.500%      09/15/18         107.968          81,006       8.80%
    102,354       GNMA POOL # 263439                     10.000%      02/15/19         110.628         113,232       9.04%
    134,054       GNMA POOL # 265267                      9.500%      08/15/20         107.885         144,624       8.81%
     60,278       GNMA POOL # 266983                     10.000%      02/15/19         110.628          66,684       9.04%
     37,694       GNMA POOL # 273690                      9.500%      08/15/19         107.885          40,666       8.81%
    101,274       GNMA POOL # 274489                      9.500%      12/15/19         107.885         109,259       8.81%
     38,414       GNMA POOL # 275456                      9.500%      08/15/19         107.885          41,443       8.81%
    125,456       GNMA POOL # 275538                      9.500%      01/15/20         107.968         135,452       8.80%
     75,626       GNMA POOL # 277205                      9.000%      12/15/19         106.531          80,565       8.45%
     88,843       GNMA POOL # 285467                      9.500%      07/15/20         107.885          95,848       8.81%
    126,835       GNMA POOL # 285744                      9.000%      05/15/20         106.609         135,218       8.44%
    146,243       GNMA POOL # 286556                      9.000%      03/15/20         106.531         155,794       8.45%
      4,444       GNMA POOL # 287999                      9.000%      09/15/20         106.453           4,731       8.45%
    299,797       GNMA POOL # 289092                      9.000%      04/15/20         106.531         319,377       8.45%
     19,338       GNMA POOL # 289949                      8.500%      07/15/21         105.000          20,305       8.10%
     33,102       GNMA POOL # 290700                      9.000%      08/15/20         106.453          35,238       8.45%
     74,881       GNMA POOL # 291933                      9.500%      07/15/20         107.802          80,723       8.81%
     43,444       GNMA POOL # 293666                      8.500%      06/15/21         105.775          45,953       8.04%
      4,876       GNMA POOL # 294209                      9.000%      07/15/21         106.375           5,187       8.46%
     91,090       GNMA POOL # 294577                      9.500%      11/15/20         107.802          98,197       8.81%
     13,406       GNMA POOL # 297345                      8.500%      08/15/20         105.687          14,168       8.04%
     41,364       GNMA POOL # 301017                      8.500%      06/15/21         105.000          43,432       8.10%
    151,767       GNMA POOL # 301366                      8.500%      06/15/21         105.687         160,398       8.04%
    165,153       GNMA POOL # 302713                      9.000%      02/15/21         106.375         175,682       8.46%
     18,670       GNMA POOL # 302723                      8.500%      05/15/21         105.687          19,732       8.04%
    147,135       GNMA POOL # 302781                      8.500%      06/15/21         105.687         155,503       8.04%
    168,682       GNMA POOL # 302933                      8.500%      06/15/21         105.687         178,275       8.04%
    145,599       GNMA POOL # 304512                      8.500%      05/15/21         105.775         154,007       8.04%
    332,997       GNMA POOL # 305091                      9.000%      07/15/21         106.375         354,226       8.46%
     22,526       GNMA POOL # 306669                      8.000%      07/15/21         104.336          23,503       7.67%
    233,641       GNMA POOL # 306693                      8.500%      09/15/21         105.000         245,323       8.10%
    135,563       GNMA POOL # 307553                      8.500%      06/15/21         105.000         142,341       8.10%
    219,039       GNMA POOL # 308792                      9.000%      07/15/21         106.375         233,003       8.46%
    130,383       GNMA POOL # 311087                      8.500%      07/15/21         105.000         136,902       8.10%
     24,014       GNMA POOL # 314222                      8.500%      04/15/22         105.000          25,215       8.10%
$   292,885       GNMA POOL # 314581                      9.500%      10/15/21        $107.718       $ 315,490       8.82%
    509,011       GNMA POOL # 314912                      8.500%      05/15/22         105.000         534,462       8.10%
    563,600       GNMA POOL # 315187                      8.000%      06/15/22         104.264         587,632       7.67%
    594,314       GNMA POOL # 315388                      8.000%      02/15/22         104.336         620,083       7.67%
    576,048       GNMA POOL # 315754                      8.000%      01/15/22         104.264         600,611       7.67%
  1,206,915       GNMA POOL # 316240                      8.000%      01/15/22         104.264       1,258,378       7.67%
    458,456       GNMA POOL # 316615                      8.500%      11/15/21         105.000         481,379       8.10%
    301,201       GNMA POOL # 317069                      8.500%      12/15/21         105.000         316,261       8.10%
    566,321       GNMA POOL # 317351                      8.000%      05/15/22         104.188         590,039       7.68%
    576,003       GNMA POOL # 317358                      8.000%      05/15/22         104.264         600,564       7.67%
    473,678       GNMA POOL # 318776                      8.000%      02/15/22         104.264         493,876       7.67%
     14,782       GNMA POOL # 318793                      8.500%      02/15/22         105.775          15,636       8.04%
    483,979       GNMA POOL # 319441                      8.500%      04/15/22         105.000         508,178       8.10%
    348,532       GNMA POOL # 321806                      8.000%      05/15/22         104.264         363,393       7.67%
    735,097       GNMA POOL # 321807                      8.000%      05/15/22         104.188         765,883       7.68%
    468,099       GNMA POOL # 321976                      8.500%      01/15/22         105.000         491,504       8.10%
    825,055       GNMA POOL # 323226                      8.000%      06/15/22         104.188         859,608       7.68%
    682,237       GNMA POOL # 323929                      8.000%      02/15/22         104.264         711,328       7.67%
    596,656       GNMA POOL # 325165                      8.000%      06/15/22         104.188         621,644       7.68%
    479,463       GNMA POOL # 325651                      8.000%      06/15/22         104.264         499,907       7.67%
    949,006       GNMA POOL # 329540                      7.500%      08/15/22         103.014         977,609       7.28%
  1,369,246       GNMA POOL # 329982                      7.500%      02/15/23         102.875       1,408,612       7.29%
    713,139       GNMA POOL # 331361                      8.000%      11/15/22         104.188         743,005       7.68%
  1,419,856       GNMA POOL # 335746                      8.000%      10/15/22         104.188       1,479,320       7.68%
    546,946       GNMA POOL # 335950                      8.000%      10/15/22         104.188         569,852       7.68%
  2,655,992       GNMA POOL # 348103                      7.000%      06/15/23         101.356       2,692,007       6.91%
    888,503       GNMA POOL # 348213                      6.500%      08/15/23          99.187         881,279       6.55%
  1,454,188       GNMA POOL # 350372                      7.000%      04/15/23         101.356       1,473,907       6.91%
  1,573,407       GNMA POOL # 350659                      7.500%      06/15/23         102.875       1,618,642       7.29%
  1,876,639       GNMA POOL # 350938                      6.500%      08/15/23          99.187       1,861,382       6.55%
    916,319       GNMA POOL # 362125                      7.000%      10/15/23         101.356         928,744       6.91%
    951,399       GNMA POOL # 362174                      6.500%      01/15/24          99.290         944,644       6.55%
    949,216       GNMA POOL # 362628                      7.000%      08/15/23         101.187         960,483       6.92%
    993,263       GNMA POOL # 363429                      7.000%      08/15/23         101.187       1,005,053       6.92%
    927,593       GNMA POOL # 367414                      6.000%      11/15/23          97.250         902,084       6.17%
  2,861,912       GNMA POOL # 367806                      6.500%      09/15/23          99.187       2,838,645       6.55%

$ 2,589,097       GNMA POOL # 368238                      7.000%      12/15/23        $101.187     $ 2,619,830       6.92%
  2,768,838       GNMA POOL # 368502                      7.000%      02/15/24         101.187       2,801,704       6.92%
  1,984,354       GNMA POOL # 370773                      6.000%      11/15/23          97.250       1,929,784       6.17%
  2,872,511       GNMA POOL # 372050                      6.500%      02/15/24          99.187       2,849,157       6.55%
                                                                                                    ----------


Total Government Investments (identified cost, $63,949,907) -- 97.8%                                $64,895,837



RESERVE FUNDS - 1.8%

  1,155,000       American Express Corp                   5.654%      01/02/96         100.000       1,155,000       5.65%
                                                                                                   -----------      ------

Total Investments (identified cost $65,104,907) -- 99.6%                                           $66,050,837       7.98%
                                                                                                                   =======

Other Assets, less Liabilities -- 0.4%                                                                 294,336
                                                                                                   -----------


Net Assets -- 100.0%                                                                               $66,345,173
                                                                                                  ============



(1) Unaudited.

                See notes to financial statements

                   WRIGHT CURRENT INCOME FUND
===============================================================================
                 STATEMENT OF ASSETS AND LIABILITIES
                         December 31, 1995
-------------------------------------------------------------------------------
ASSETS:

   Investments --
     Identified cost........................   $ 65,104,907
     Unrealized appreciation................        945,930
                                                ------------

       Total value (Note 1A)................   $ 66,050,837

   Cash ....................................          2,559
   Receivable for Fund shares sold..........         95,179
   Interest receivable......................        398,712
   Receivable for investments sold..........          1,206
                                                ------------

     Total Assets...........................   $ 66,548,493
                                                ------------


LIABILITIES:

   Payable to dividend disbursing agent.....   $    103,812
   Payable for Fund shares reacquired.......         90,648
   Trustees' fees payable...................            250
   Custodian fee payable....................          4,400
   Accrued expenses and other liabilities...          4,210
                                                ------------

     Total Liabilities......................   $    203,320
                                                ------------

NET ASSETS..................................   $ 66,345,173
                                                ============

NET ASSETS CONSIST OF:

Proceeds from sales of shares (including shares
   issued to shareholders in payment of distributions
   declared), less cost of shares redeemed..   $ 66,279,731
Accumulated net realized loss on investment
   transactions (computed on the basis of
   identified cost).........................       (914,103)
Unrealized appreciation of investments (computed
   on the basis of identified cost).........        945,930
Undistributed net investment income.........         33,615
                                                ------------


   Net assets applicable to outstanding shares $ 66,345,173
                                                ============
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..............................      6,218,728
                                                ============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...................         $10.67
                                                ============

                   STATEMENT OF OPERATIONS
             For the Year Ended December 31, 1995
------------------------------------------------------------------------------

INVESTMENT INCOME:

   Interest Income (Note 1B)................   $   5,976,371
                                                ------------


   Expenses --
     Investment Adviser fee (Note 3)........   $     313,626
     Administrator fee (Note 3).............          78,407
     Compensation of trustees not affiliated with
       the Investment Adviser or Administrator         1,529
     Distribution expenses (Note 4).........         155,373
     Custodian fee (Note 3).................          60,585
     Audit services.........................          23,683
     Transfer and dividend disbursing agent fees       9,695
     Shareholder communication expense......           6,494
     Registration costs.....................          12,848
     Interest expense.......................           5,374
     Printing...............................           1,450
     Legal services.........................           1,187
     Miscellaneous..........................           7,557
                                                ------------


       Total expenses.......................   $     677,808

     Deduct --
       Reduction of custodian fee...........           4,516
                                                ------------


       Net expenses.........................   $     673,292
                                                ------------


         Net investment income..............   $   5,303,079
                                                ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

   Net realized loss on investment transactions
     (identified cost basis)................   $   (215,933)
   Change in unrealized appreciation
     of investments.........................      7,735,307
                                                ------------

       Net realized and unrealized gain
         on investments.....................   $  7,519,374
                                                ------------

       Net increase in net assets
         from operations....................   $ 12,822,453
                                                ============

                    See notes to financial statements

                               WRIGHT CURRENT INCOME FUND
===================================================================================================================================

                                                                                                    Year Ended
                                                                                                   December 31,
                                                                                      -----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                         1995                  1994
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

     From operations --
         Net investment income..................................................      $    5,303,079        $    6,817,890
         Net realized loss on investment
           transactions.........................................................            (215,933)             (682,417)
         Change in unrealized appreciation
           of investments.......................................................           7,735,307           (10,057,612)
                                                                                        ------------          ------------

              Increase (decrease) in net assets from operations.................      $   12,822,453        $   (3,922,139)
                                                                                        ------------          ------------

     Distributions to shareholders --
         From net investment income.............................................      $   (5,270,012)       $   (6,817,890)
         In excess of net investment income.....................................                  --                (1,238)
                                                                                        ------------          ------------

              Total distributions...............................................      $   (5,270,012)       $   (6,819,128)
                                                                                        ------------          ------------

     Net decrease from Fund share transactions (Note 5).........................      $  (25,384,872)       $  (20,238,740)
                                                                                        ------------          ------------

              Net decrease in net assets........................................      $  (17,832,431)       $  (30,980,007)


NET ASSETS:

     At beginning of year.......................................................          84,177,604           115,157,611
                                                                                        ------------          ------------

     At end of year.............................................................      $   66,345,173        $   84,177,604
                                                                                        =============         =============

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME INCLUDED IN NET ASSETS....................................      $       33,615        $       (1,238)
                                                                                       =============         =============

                           See notes to financial statements

                             WRIGHT CURRENT INCOME FUND
==================================================================================================================================
                                                                           Year Ended December 31,
                                                            --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........                  $  9.710     $  10.750    $  10.780    $  10.850     $ 10.160
                                                              --------     --------     --------     --------      --------

Income (loss) from Investment Operations:
   Net investment income(1).................                  $  0.696     $   0.690(*)   $   0.728    $   0.767     $  0.798
   Net realized and unrealized gain (loss) on
     investments............................                     0.955        (1.040)      (0.030)      (0.069)       0.690
                                                              --------       --------     --------     --------      --------

       Total income (loss)
         from investment operations.........                  $  1.651     $  (0.350)   $   0.698    $   0.698     $  1.488
                                                              --------      --------     --------     --------      --------


Less Distributions:
   From net investment income...............                  $ (0.691)    $  (0.690)   $  (0.728)   $  (0.767)    $ (0.798)
   From net realized gain...................                    --             --          --           (0.001)      --
                                                              --------      --------     --------     --------      --------

       Total distributions..................                  $ (0.691)    $  (0.690)   $  (0.728)   $  (0.768)    $ (0.798)
                                                              --------      --------     --------     --------      --------

Net asset value, end of year................                  $ 10.670     $   9.710    $  10.750    $  10.780     $ 10.850
                                                              =========     =========    =========    =========    =========

Total Return(2).............................                    17.46%      (3.30%)        6.59%         6.73%       15.31%
Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)....                  $ 66,345      $84,178     $ 115,158    $  99,676     $ 65,700
   Ratio of net expenses to average net assets                   0.9%         0.8%         0.8%          0.9%         0.9%
   Ratio of net investment income to average
     net assets.............................                      6.8%         6.9%         6.7%          7.2%         7.6%
   Portfolio Turnover Rate..................                       26%          10%           4%           13%           5%

(1)During the year ended December 31, 1991, the operating expenses of the Fund were reduced by a reduction of the distribution fee. Had such actions not been undertaken, the net investment income per share and the ratios would have been as follows:

                                                                                                                     1991

Net investment income per share.............                                                                        $ 0.787
                                                                                                                  =========
Ratios (As a percentage of average net assets):
   Expenses   ..............................                                                                           1.0%
                                                                                                                  =========
   Net investment income....................                                                                           7.5%
                                                                                                                  =========

(*)  Includes distribution in excess of net investment income of $.00013 per share.

(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

                    See notes to financial statements

                    THE WRIGHT MANAGED INCOME TRUST
                     NOTES TO FINANCIAL STATEMENTS
===============================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Trust, issuer of Wright U.S. Treasury Fund (WUSTB) series, formerly the Wright Government Obligations Fund series; Wright U.S. Treasury Near Term Fund
(WNTB) series, formerly the Wright Near Term Bond Fund series; Wright Total Return Bond Fund (WTRB) series, Wright Insured Tax-Free Bond Fund (WTFB) series, and Wright Current Income Fund (WCIF) series, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Investments of the various funds for which market quotations are readily available are valued at current market value as furnished by a pricing service. Investments for which valuations are not readily available will be appraised at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates value.

B. Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

C. Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1995, the Trust, for federal income tax purposes, had capital loss carryovers of $434,300 (WUSTB), $21,682,260 (WNTB), $914,103 (WCIF)
     and $1,472,119 (WTRB) which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitte by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective Fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

       12/31      WUSTB      WNTB       WCIF       WTRB
       --------------------------------------------------
       1996        $ --   $2,300,814     $ --       $ --
       1997          --    1,319,208       --         --
       1998      434,300   3,324,484       --         --
       1999          --    4,467,443       --         --
       2000          --    2,957,673     7,132        --
       2001          --          --      8,619        --
       2002          --   6,936,070    682,417  1,472,119
       2003          --     376,568    215,933        --

     Distributions paid by WTFB from net investment income on tax-exempt municipal securities are not included by shareholders as gross income for federal income tax purposes because WTFB intends to meet certain requirements of the Code applicable to regulated investment companies which will enable WTFB to pay exempt distributions. The portion of interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other -- Investment transactions are accounted for on the date the investments are purchased or sold.

(2)  DISTRIBUTIONS

     Each Fund's policy is to determine net income once daily, as of the close of the New York Stock Exchange and the net income so determined is declared as a dividend to shareholders of record at the time of such determination. Distributions of realized capital gains are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same Fund at the net asset value as of the ex-dividend date. Dividends may be reinvested in additional shares of the same Fund at the net asset value as of the payable date.

     The Trust requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

               ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN

                                 Gain (Loss)  Undistributed
                  Paid-in            on      Net Investment
                  Capital        Investment   Income (Loss)
-----------------------------------------------------------
WUSTB                  ($6)            --              $6
WNTB           ($2,038,311)    $2,038,311              --
WTRB                  $825             --           ($825)
WTFB                  ($96)       ($2,098)         $2,194
WCIF               ($1,784)           ($2)         $1,786
----------------------------------------------------------

     These reclassifications are due to differences between book and tax accounting. Net investment income, net realized gains (losses) and net assets were not affected by these reclassifications.

(3)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service (Wright) to perform investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the year ended December 31, 1995, the effective annual rate was 0.40% for WUSTB, WTFB and WCIF, 0.41% for WTRB and 0.43% for WNTB. To enhance the net income of the Funds, Wright reduced its investment adviser fee by $42,577 and $17,515 for the benefit of WTFB and WUSTB, respectively. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average daily net assets which rate is reduced as average daily net assets exceed certain levels. For the year ended December 31, 1995, the effective annual rate was 0.10% for WUSTB, WTFB and WCIF, 0.09% for WTRB and 0.07% for WNTB. The custodian fee was paid to Investors Bank & Trust Company
(IBT) for its services as custodian of the Trust. Prior to November 10, 1995, IBT was an affiliate of Eaton Vance. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credits are reported as a reduction of expenses in the Statement of Operations. Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not
affiliated with Eaton Vance or Wright, Trustees and officers received remuneration for their services to the Trust out of fees paid to Eaton Vance and Wright.

(4)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the Funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a subsidiary of

Wright, at an annual rate of 2/10 of 1% of the average daily net assets of each Fund for activities primarily intended to result in the sale of each Fund's shares. For the year ended December 31, 1995, the Principal Underwriter made a reduction of its fee to WUSTB and WTFB by $32,770 and $21,289, respectively.


(5)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                                   Year Ended December 31,
                                                                  -------------------------------------------------------------
                                                                           1995                             1994
                                                                  -------------------------------------------------------------
                                                                   Shares        Amount           Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
WRIGHT U.S. TREASURY FUND --
     Sales....................................................    111,589    $  1,478,738          162,879    $  2,104,165
     Issued to shareholders in payment
       of distributions declared..............................     41,352         557,152           62,116         805,054
     Redemptions..............................................   (482,923)     (6,531,999)        (943,611)    (12,465,253)
                                                                ----------   -------------       ----------   -------------

         Net decrease.........................................   (329,982)   $ (4,496,109)        (718,616)   $ (9,556,034)
                                                                ==========   ==============      ==========   ==============
WRIGHT U.S. TREASURY NEAR TERM FUND --
     Sales....................................................  2,507,050    $ 25,756,963        4,457,277    $ 46,681,687
     Issued to shareholders in payment of
       distributions declared.................................    657,890       6,744,268        1,093,362      11,252,377
     Redemptions..............................................(10,814,467)   (110,894,862)     (19,306,382)   (199,439,187)
                                                                ----------   -------------       ----------   -------------

         Net decrease......................................... (7,649,527)   $(78,393,631)     (13,755,743)   $(141,505,123)
                                                                ==========   ==============      ==========   ==============
WRIGHT TOTAL RETURN BOND FUND --
     Sales....................................................  1,710,110    $ 21,132,654        3,088,029     $ 38,238,580
     Issued to shareholders in payment
       of distributions declared..............................    470,132       5,784,061          800,418       9,609,763
     Redemptions.............................................. (5,380,600)    (65,580,321)     (11,284,858)   (138,048,649)
                                                                ----------   -------------       ----------   -------------

         Net decrease......................................... (3,200,358)   $(38,663,606)      (7,396,411)   $(90,200,306)
                                                                ==========   ==============      ==========   ==============
WRIGHT INSURED TAX-FREE BOND FUND --
     Sales....................................................    277,377    $  3,172,217          307,219    $  3,650,011
     Issued to shareholders in payment
       of distributions declared .............................     24,036         276,793           52,115         597,038
     Redemptions..............................................   (422,274)     (4,849,282)        (889,361)    (10,300,948)
                                                                ----------   -------------       ----------   -------------

         Net decrease.........................................   (120,861)   $ (1,400,272)        (530,027)   $ (6,053,899)
                                                                ==========   ==============      ==========   ==============
WRIGHT CURRENT INCOME FUND --
     Sales....................................................    796,965    $  8,232,880        1,447,569    $ 14,915,507
     Issued to shareholders in payment
       of distributions declared..............................    397,997       4,102,611          530,312       5,337,338
     Redemptions.............................................. (3,646,704)    (37,720,363)      (4,014,808)    (40,491,585)
                                                                ----------   -------------       ----------   -------------

         Net decrease......................................... (2,451,742)   $(25,384,872)      (2,036,927)   $(20,238,740)
                                                                =========    ============        =========    ============

(6)  INVESTMENT TRANSACTIONS

     The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales and maturities of investments, other than short-term obligations, were as follows:

                                                                  Year Ended December 31, 1995
                                   --------------------------------------------------------------------------------------------
                                     Wright U.S.   Wright U.S. Treasury   Wright Total     Wright Insured     Wright Current
                                    Treasury Fund     Near Term Fund    Return Bond Fund Tax-Free Bond Fund     Income Fund
--------------------------------------------------------------------------------------------------------------------------------
Purchases --
     Non-U.S. Gov't Obligations..   $         --      $         --       $   5,301,420      $     840,389     $         --
                                    ==============    ==============     ==============     ==============   ==============

     U.S. Gov't Obligations......   $   1,318,383     $  35,726,875      $  57,719,949      $         --      $         --
                                    ==============    ==============     ==============     ==============   ==============

Sales --
     Non-U.S. Gov't Obligations..   $         --      $         --       $  26,913,665      $   2,879,942     $         --
                                    ==============    ==============     ==============     ==============   ==============

     U.S. Gov't Obligations......   $   5,556,281     $ 107,673,626      $  74,330,957      $         --      $  20,004,409
                                    ==============    ==============     ==============     ==============   ==============
---------------------------------------------------------------------------------------------------------------------------------

(7)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

                                     Wright U.S.   Wright U.S. Treasury   Wright Total     Wright Insured     Wright Current
                                    Treasury Fund     Near Term Fund    Return Bond Fund Tax-Free Bond Fund     Income Fund
----------------------------------------------------------------------------------------------------------------------------
Aggregate cost...................   $ 12,564,565      $136,992,741       $113,147,771       $  9,241,816      $ 65,104,907
                                    =============     =============      =============      =============     =============

Gross unrealized appreciation....   $  2,326,649      $  4,674,371       $  8,044,555       $    581,293      $  1,401,952
Gross unrealized depreciation....             --          (270,485)          (395,036)            (3,441)         (456,022)
                                    ------------      ------------       ------------       ------------      ------------

     Net unrealized appreciation.   $  2,326,649      $  4,403,886       $  7,649,519       $    577,852      $    945,930
                                    =============     =============      =============      =============     =============
----------------------------------------------------------------------------------------------------------------------------

(8)  LINE OF CREDIT

     The Trust  participates  with  other  funds  managed by Wright in a line of credit with a bank which allows the Funds to borrow up to $20,000,000 collectively. The line of credit consists of a $10,000,000 committed facility and a $10,000,000 uncommitted facility. Interest is charged to each fund based on its borrowings, at a rate equal to the bank's base rate. In addition, the funds pay a commitment fee computed at a rate of 1/4 of 1% of $10,000,000 less the value of any borrowing. The Wright Insured Tax-Free Bond Fund had loans outstanding of $20,000 at December 31, 1995.

                       INDEPENDENT AUDITORS' REPORT
===============================================================================

     To the Trustees and Shareholders of
     The Wright Managed Income Trust:


     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wright U.S. Treasury Fund, Wright U.S. Treasury Near Term Fund, Wright Total Return Bond Fund, Wright Insured Tax-Free Bond Fund, and Wright Current Income Fund of The Wright Managed Income Trust as of December 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for each of the years in the five-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds constituting The Wright Managed Income Trust as of December 31, 1995, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


     DELOITTE & TOUCHE LLP



     Boston, Massachusetts
     February 2, 1996

-------------------------------------------------------------------------------
Description of the art work on the back cover of the report
Three thin vertical red lines on the right side of the page.
-------------------------------------------------------------------------------

THE WRIGHT MANAGED
INCOME TRUST

ANNUAL
REPORTS

OFFICERS AND TRUSTEES OF THE FUNDS
Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President , Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President
Winthrop S. Emmet, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
George R. Prefer, Trustee
Raymond Van Houtte, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

PRINCIPAL UNDERWRITER
Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, Massachusetts 02111

TRANSFER AND DIVIDEND DISBURSING AGENT
First Data Investor Services Group
Wright Managed Investment Funds
P.O. Box 1559
Boston, Massachusetts 02104

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.